   As filed with the Securities and Exchange Commission on January 16, 2008


                                                             File Nos. 333-54466

                                                                       811-03365

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                        [ ]

                        Post-Effective Amendment No. 24                 [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 274                        [x]


                        (Check Appropriate Box or Boxes)

                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)

                    MetLife Investors USA Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752

                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                            Executive Vice President

                    MetLife Investors USA Insurance Company

                          c/o 5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680

                                   COPIES TO:

                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.


[ ]  on (date) pursuant to paragraph (b) of Rule 485.

[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

     This registration statement incorporates herein by reference the prospectus (the "Prospectus") dated April 30, 2007 and the three supplements, each dated April 30, 2007 to the Prospectus dated April 30, 2007 for the Series XC contracts, included in Post-Effective Amendment No. 18 to the registration statement on Form N-4 (File Nos. 333-54466/811-03365) filed on April 16, 2007 pursuant to paragraph (b) of Rule 485.


    This registration statement also incorporates by reference the statement of additional information dated April 30, 2007, as filed on May 1, 2007 pursuant to Rule 497.


     This registration statement also incorporates by reference the supplement dated July 16, 2007 to the Prospectus dated April 30, 2007 (as supplemented), included in Post-Effective Amendment No. 19 to the registration statement on Form N-4 (File Nos. 333-54466/811-03365) filed on July 12, 2007 pursuant to paragraph (b) of Rule 485.

     This registration statement also incorporates by reference the supplement dated August 31, 2007 to the Prospectus dated April 30, 2007 (as supplemented), as filed on August 27, 2007, pursuant to Rule 497.


     This registration statement also incorporates by reference the supplement dated October 19, 2007 to the Prospectus dated April 30, 2007 (as supplemented), as filed on October 19, 2007 pursuant to Rule 497.

     This registration statement also incorporates by reference the supplement dated November 12, 2007 to the Prospectus dated April 30, 2007 (as supplemented), as filed on November 5, 2007 pursuant to Rule 497.

     This registration statement also incorporates by reference the supplement dated December 17, 2007 to the Prospectus dated April 30, 2007 (as supplemented), as filed on December 14, 2007 pursuant to Rule 497.

     This registration statement also incorporates by reference the supplement dated January 14, 2008 to the Prospectus dated April 30, 2007 (as supplemented), as filed on January 10, 2008 pursuant to Rule 497.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY

                                        METLIFE INVESTORS USA INSURANCE COMPANY

                                                                             AND

                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                                                     SERIES XTRA

                                                                  APRIL __, 2008


This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.

                               The annuity contract has 32 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 31 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.


The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase
Payment Credit may be more than offset by the fees and charges associated with the credit.

MET INVESTORS SERIES TRUST (CLASS B):


     Goldman Sachs Mid-Cap Value Portfolio

     Harris Oakmark International Portfolio

     Lazard Mid-Cap Portfolio


     Legg Mason Partners Aggressive Growth Portfolio


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio


     Met/AIM Small Cap Growth Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Neuberger Berman Real Estate Portfolio


     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio


     T. Rowe Price Mid-Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid-Cap Growth Portfolio

     Van Kampen Comstock Portfolio


METROPOLITAN SERIES FUND, INC. (CLASS B OR, AS NOTED, CLASS E):


     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)

     Harris Oakmark Focused Value Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio

     Western Asset Management U.S. Government Portfolio

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF ANY SUCH STATE.

To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April __, 2008. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 67 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.


The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


April __, 2008

TABLE OF CONTENTS                                              PAGE
                         PAGE


INDEX OF SPECIAL TERMS .................   4
HIGHLIGHTS .............................   6
FEE TABLES AND EXAMPLES ................   8
1. THE ANNUITY CONTRACT ................  16
     Market Timing .....................  16
2. PURCHASE ............................  17
     Purchase Payments .................  17
     Termination for Low Account Value .  17
     Allocation of Purchase Payments ...  17
     Purchase Payment Credit ...........  18
     Free Look .........................  18
     Accumulation Units ................  18
     Account Value .....................  19
     Replacement of Contracts ..........  19
3. INVESTMENT OPTIONS ..................  19
     Transfers .........................  21
     Dollar Cost Averaging Programs ....  24
     Three Month Market Entry Program ..  26
     Automatic Rebalancing Program .....  26
     Description of the MetLife Asset
Allocation
       Program .........................  26
     Voting Rights .....................  27
     Substitution of Investment Options   27
4. EXPENSES ............................  27
     Product Charges ...................  27
     Account Fee .......................  28
     Guaranteed Minimum Income
       Benefit - Rider Charge ..........  28
     Guaranteed Withdrawal Benefit -      28
  Rider Charge
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge ..........  29
     Withdrawal Charge .................  29
     Reduction or Elimination of the
Withdrawal
       Charge ..........................  30
     Premium and Other Taxes ...........  30
     Transfer Fee ......................  31
     Income Taxes ......................  31
     Investment Portfolio Expenses .....  31
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................  31
     Annuity Date ......................  31
     Annuity Payments ..................  31
     Annuity Options ...................  32
     Guaranteed Minimum Income Benefit .  34
     Description of GMIB II ............  34
     Description of GMIB Plus ..........  36
     Description of GMIB I .............  38
     GMIB, Qualified Contracts and
Decedent
       Contracts .......................  40

6. ACCESS TO YOUR MONEY ................  40
     Systematic Withdrawal Program .....  41
     Suspension of Payments or            41
  Transfers
7. LIVING BENEFITS .....................  41
     Guaranteed Withdrawal Benefit .....  41
     Description of the Lifetime          46
  Withdrawal Guarantee
     Guaranteed Minimum Accumulation      51
  Benefit
8. PERFORMANCE .........................  53
9. DEATH BENEFIT .......................  54
     Upon Your Death ...................  54
     Optional Death Benefit - Principal   54
  Protection
     Optional Death Benefit - Annual      55
  Step-Up
     Optional Death Benefit -             55
  Compounded-Plus
     Additional Death Benefit -
Earnings Preservation
       Benefit .........................  56
     General Death Benefit Provisions ..  56
     Spousal Continuation ..............  57
     Death of the Annuitant ............  57
     Controlled Payout .................  57
10. FEDERAL INCOME TAX STATUS ..........  58
     Taxation of Non-Qualified            58
  Contracts
     Taxation of Qualified Contracts ...  60
     Tax Benefits Related to the Assets
of the Separate
       Account .........................  63
     Possible Tax Law Changes ..........  63
11. OTHER INFORMATION ..................  63
     MetLife Investors USA .............  63
     The Separate Account ..............  63
     Distributor .......................  63
     Selling Firms .....................  64
     Requests and Elections ............  65
     Ownership .........................  66
     Legal Proceedings .................  67
     Financial Statements ..............  67
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................  67
APPENDIX A ............................. A-1
     Participating Investment            A-1
  Portfolios
APPENDIX B ............................. B-1
     EDCA Examples with Multiple         B-1
  Purchase Payments
APPENDIX C ............................. C-1
     Guaranteed Minimum Income Benefit   C-1
  Examples
APPENDIX D ............................. D-1
     Guaranteed Withdrawal Benefit       D-1
  Examples

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE

Account Value..............................................................19
Accumulation Phase.........................................................16
Accumulation Unit..........................................................19
Annual Benefit Payment.......................................43 and 47
Annuitant..................................................................66
Annuity Date...............................................................31
Annuity Options............................................................32
Annuity Payments...........................................................31
Annuity Units..............................................................32
Beneficiary................................................................66
Benefit Base...............................................................43
Business Day...............................................................17
Fixed Account..............................................................16
Guaranteed Accumulation Amount.............................................52
Guaranteed Principal Adjustment............................................49
Guaranteed Principal Option................................................36
Guaranteed Withdrawal Amount...............................................44
GWB Withdrawal Rate........................................................43
Income Base..................................................35 and 38
Income Phase...............................................................16
Investment Portfolios......................................................19
Joint Owners...............................................................66
Owner......................................................................66
Purchase Payment Credit....................................................18
Purchase Payment...........................................................17
Remaining Guaranteed Withdrawal Amount.....................................47
Separate Account...........................................................63
Total Guaranteed Withdrawal Amount.........................................47

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB"), a guaranteed withdrawal benefit ("GWB"), or the guaranteed minimum accumulation benefit ("GMAB").


As a result of the purchase payment credit feature of this contract, the contract is available only to prospective owners who are age 80 or younger. We will add a Purchase Payment Credit to your account value with respect to your initial purchase payment and any subsequent purchase payment received by us prior to the first contract anniversary. The amount of the credit is __% of the purchase payment. A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 8%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit").

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, we will return the account value less the adjusted Purchase Payment Credit. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the account value that is attributable to the Purchase Payment Credit; or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors USA bears any loss. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE

WITHDRAWAL CHARGE (Note 1)                8%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $0 (First 12 per year) $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")


Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            8
               1                            8
               2                            7
               3                            6
               4                            5
               5                            4
               6                            3
               7                            2
               8                            1
         9 and thereafter                   0


Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------

ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)


Mortality and Expense Charge                 __%
Administration Charge                      0.25%
                                           ----
Total Separate Account Annual Expenses       __%
  (Note 2)
Death Benefit Rider Charges (Optional)
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Principal           __%
  Protection
Optional Death Benefit - Annual Step-Up      __%
Optional Death Benefit - Compounded-Plus     __%
Additional Death Benefit - Earnings          __%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       __%
  Death Benefits


--------------------------------------------------------------------------------


Note 1. An Account Fee of $30 is charged on each contract anniversary if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")

Note 2. The Mortality and Expense Charge is __% for the first nine contract years and is reduced to __% for the tenth contract year and thereafter. For the tenth contract year and thereafter, Total Separate Account Annual Expenses are __%.

* Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

ADDITIONAL OPTIONAL RIDER CHARGES*


GUARANTEED MINIMUM INCOME BENEFIT (GMIB PLUS, GMIB II AND GMIB I) RIDER CHARGES
  GMIB Plus                                0.80% of the Income Base (Note 1)
  GMIB Plus Upon Optional Reset            1.50% of the Income Base (Note 1)
  (maximum)
  GMIB II and GMIB I                       0.50% of the Income Base (Note 1)
ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  Enhanced Guaranteed Withdrawal           0.55% of the Guaranteed Withdrawal Amount
  Benefit Rider
  Charge Prior to Optional Reset           (Note 2)
  Enhanced Guaranteed Withdrawal           1.00% of the Guaranteed Withdrawal Amount
  Benefit Rider
  Charge Upon Optional Reset (maximum)     (Note 2)

  Lifetime Withdrawal Guarantee (Single    0.50% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee (Single    0.95% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum)
  Lifetime Withdrawal Guarantee (Joint     0.70% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee (Joint     1.40% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum)
GUARANTEED MINIMUM ACCUMULATION BENEFIT    0.75% of the Guaranteed Accumulation Amount
RIDER CHARGE                               (Note 4)


Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

Note 2. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefit" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount.

Note 3. The Total Guaranteed Withdawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount.

Note 4. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial purchase payment. The Guaranteed Accumulation Amount is adjusted for additional purchase payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


* Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


[TO BE UPDATED BY AMENDMENT]        Minimum       Maximum
                                    ----          ----

Total Annual Portfolio Expenses     0.55%         1.76%
(expenses that are deducted from
investment portfolio assets,
including management fees,
12b-1/service fees, and other
  expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -

DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


[TO BE UPDATED BY AMENDMENT]


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.


                                                                                              ACQUIRED         TOTAL
                                                                                                FUND          ANNUAL
                                            MANAGEMENT     12B-1/SERVICE        OTHER         FEES AND       PORTFOLIO
                                               FEES             FEES         EXPENSES(1)      EXPENSES       EXPENSES
                                           ------------   ---------------   -------------   ------------   ------------
MET INVESTORS SERIES TRUST(2)
 Goldman Sachs Mid-Cap Value Portfolio       0.72%          0.25%             0.07%           0.00%          1.04%
 Harris Oakmark International Portfolio      0.78%          0.25%             0.13%           0.00%          1.16%
 Lazard Mid-Cap Portfolio                    0.70%          0.25%             0.06%           0.00%          1.01%
 Legg Mason Partners Aggressive Growth       0.63%          0.25%             0.09%           0.00%          0.97%
 Portfolio(3)
 Legg Mason Value Equity Portfolio(1)        0.64%          0.25%             0.16%           0.00%          1.05%
 Loomis Sayles Global Markets                0.70%          0.25%             0.15%           0.00%          1.10%
  Portfolio(4)
 Lord Abbett Bond Debenture Portfolio        0.50%          0.25%             0.04%           0.00%          0.79%
 Lord Abbett Growth and Income Portfolio     0.50%          0.25%             0.03%           0.00%          0.78%
 Met/AIM Small Cap Growth Portfolio(3)       0.87%          0.25%             0.06%           0.00%          1.18%
 MFS (Reg. TM) Emerging Markets Equity       1.04%          0.25%             0.47%           0.00%          1.76%
  Portfolio(4)
 MFS (Reg. TM) Research International        0.72%          0.25%             0.14%           0.00%          1.11%
  Portfolio
 Neuberger Berman Real Estate Portfolio      0.64%          0.25%             0.04%           0.00%          0.93%
 PIMCO Inflation Protected Bond              0.50%          0.25%             0.04%           0.00%          0.79%
  Portfolio
 PIMCO Total Return Portfolio                0.50%          0.25%             0.05%           0.00%          0.80%
 Rainier Large Cap Equity                    0.68%          0.25%             0.06%           0.00%          0.99%
 Portfolio(7)
 RCM Technology Portfolio(1)(3)              0.88%          0.25%             0.15%           0.00%          1.28%
 T. Rowe Price Mid-Cap Growth Portfolio      0.75%          0.25%             0.03%           0.00%          1.03%
 Third Avenue Small Cap Value Portfolio      0.74%          0.25%             0.04%           0.00%          1.03%
 Turner Mid-Cap Growth Portfolio             0.80%          0.25%             0.08%           0.00%          1.13%
 Van Kampen Comstock Portfolio               0.61%          0.25%             0.04%           0.00%          0.90%
 METROPOLITAN SERIES FUND, INC.(5)
 BlackRock Money Market Portfolio            0.34%          0.25%             0.04%           0.00%          0.63%
 Davis Venture Value Portfolio               0.71%          0.15%             0.04%           0.00%          0.90%
 Harris Oakmark Focused Value Portfolio      0.72%          0.25%             0.05%           0.00%          1.02%
 Jennison Growth Portfolio                   0.63%          0.25%             0.05%           0.00%          0.93%
 MetLife Stock Index Portfolio               0.25%          0.25%             0.05%           0.00%          0.55%
 Western Asset Management U.S.               0.50%          0.25%             0.07%           0.00%          0.82%
  Government
 Portfolio

                                                                                              ACQUIRED         TOTAL
                                                                                                FUND          ANNUAL
                                            MANAGEMENT     12B-1/SERVICE        OTHER         FEES AND       PORTFOLIO
                                               FEES             FEES         EXPENSES(1)      EXPENSES      EXPENSES(6)
                                           ------------   ---------------   -------------   ------------   ------------
MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM(2)
 MetLife Defensive Strategy Portfolio(6)     0.10%          0.25%             0.03%           0.63%          1.01%
 MetLife Moderate Strategy Portfolio(6)      0.08%          0.25%             0.02%           0.67%          1.02%
 MetLife Balanced Strategy Portfolio(6)      0.07%          0.25%             0.01%           0.70%          1.03%
 MetLife Growth Strategy Portfolio(6)        0.07%          0.25%             0.01%           0.76%          1.09%
 MetLife Aggressive Strategy                 0.09%          0.25%             0.02%           0.78%          1.14%
  Portfolio(6)



The Net Total Annual Portfolio Expenses have not been restated to reflect contractual arrangements under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. In addition, Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2006.


(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are:
    0.02% for the Legg Mason Value Equity Portfolio; and 0.04% for the RCM Technology Portfolio.

(2) Other Expenses for the Met Investors Series Trust portfolios have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.

(3) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.

(4) The fees and expenses shown in the table are annualized, based on the portfolio's May 1, 2006 start date.

(5) Other Expenses for the Metropolitan Series Fund, Inc. portfolios have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(6) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fees, which are set forth in the table as "Acquired Fund Fees and Expenses." Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A contract owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

(7) Fees and expenses are estimated for the fiscal year ending December 31, 2007.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


[TO BE UPDATED BY AMENDMENT]


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,399      (a)$2,446      (a)$3,509      (a)$6,290
       (b)$1,272      (b)$2,080      (b)$2,924      (b)$5,259


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$599      (a)$1,816      (a)$3,059      (a)$6,290
   (b)$472      (b)$1,450      (b)$2,474      (b)$5,259


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,167      (a)$1,747      (a)$2,338      (a)$3,918
       (b)$1,039      (b)$1,367      (b)$1,711      (b)$2,702


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$367      (a)$1,117      (a)$1,888      (a)$3,918
   (b)$239        (b)$737      (b)$1,261      (b)$2,702



The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information (accumulation unit value information) is not available because the contract was not offered for sale prior to April __, 2008, and therefore there are no accumulation units outstanding as of the date of this prospectus.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Tax Status.")

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits - Guaranteed Minimum Accumulation Benefit," "Living Benefits - Guaranteed Withdrawal Benefit," and "Annuity Payments (The Income Phase) -

Guaranteed Minimum Income Benefit").

In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us (the current minimum rate on the fixed account is 3%, but the minimum rate may be lower based on your state and/or the issue date of your contract and, therefore, may be lower for certain contracts). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."

MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."

2. PURCHASE


As a result of the purchase payment credit feature of this contract, the contract is available only to prospective owners who are age 80 or younger. (See "Purchase Payment Credit" below.) The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). Certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o    The minimum initial purchase payment we will accept is $10,000.

o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

o    We will accept a different amount if required by federal tax law.

o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")

o We will not accept purchase payments made with cash, money orders, or travelers checks.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.

TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o  a transfer was made out of the fixed account within the previous 180 days.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information
- Requests and Elections.")

If you choose the Guaranteed Minimum Income Benefit Plus rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


If you choose the Lifetime Withdrawal Guarantee rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).

If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


PURCHASE PAYMENT CREDIT


Your account value will be credited with an additional amount (PURCHASE PAYMENT CREDIT) with respect to your initial purchase payment and each subsequent purchase payment received by us prior to the first contract anniversary. The Purchase Payment Credit is an amount equal to __% of the purchase payment.

You should know that over time and under certain circumstances (such as withdrawal when a withdrawal charge applies, or after an extended period of poor market performance) the costs associated with this product may exceed the Purchase Payment Credit amount and any related earnings.


If you exercise the free-look provision, MetLife Investors USA will take back the Purchase Payment Credit(s) as described below.

Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable purchase payment. All Purchase Payment Credits are treated as earnings under the contract.


If you believe you may make additional purchase payments on or after the first contract anniversary, you should carefully consider that no Purchase Payment Credit is applied to purchase payments that we receive on or after the first contract anniversary.


FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, we will return the account value less the adjusted Purchase Payment Credits. The adjusted Purchase Payment Credits are equal to the lesser of: (1) the portion of the account value that is attributable to the Purchase Payment Credits, or
(2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors USA bears any loss. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $__ to your contract as a Purchase Payment Credit. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $12.50. We then divide $__ by $12.50 and credit your contract on Monday night with __ accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


Series XTRA is not available to purchase payments that consist of money exchanged or transferred from other annuities issued by us or our affiliates.


3. INVESTMENT OPTIONS

The contract offers 31 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX A

CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, AND INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.

Each of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each investment portfolio's 12b-1 Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. In some cases, we have included investment portfolios based on recommendations made by selling firms.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix A for the names of the subadvisers.) The following Class B portfolios are available under the contract:

     Goldman Sachs Mid-Cap Value Portfolio


     Harris Oakmark International Portfolio

     Lazard Mid-Cap Portfolio


     Legg Mason Partners Aggressive Growth Portfolio


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio


     Met/AIM Small Cap Growth Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Neuberger Berman Real Estate Portfolio


     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio


     T. Rowe Price Mid-Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid-Cap Growth Portfolio

     Van Kampen Comstock Portfolio


METROPOLITAN SERIES FUND, INC. (CLASS B OR, AS NOTED, CLASS E)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix A for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:


     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)

     Harris Oakmark Focused Value Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio

     Western Asset Management U.S. Government Portfolio

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

TRANSFERS

GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.

o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.

o If you have elected to add the GMIB Plus rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Annuity Payments (The Income Phase)-Description of GMIB Plus-Allocation Limitations."

o If you have elected to add the Lifetime Withdrawal Guarantee rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee - Investment Allocation Restrictions."

o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

o  The credited interest rate is equal to the guaranteed minimum rate;

o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

o  A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Met/AIM Small Cap Growth, Harris Oakmark International, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, MFS (Reg. TM) Emerging Markets Equity, MFS (Reg. TM) Research International, and Third Avenue Small Cap Value Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract.

Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.

In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee.

We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.    STANDARD DOLLAR COST AVERAGING (DCA)

     This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment (including Purchase Payment Credits applied to your contract) or account value is allocated to the dollar cost averaging program.

You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider or the GMAB rider.

2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix B for further examples of EDCA with multiple purchase payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. This program is not available if you have selected the GMAB rider.

EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Legg Mason Partners Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason Partners Aggressive Growth Portfolio to increase those holdings to 60%.

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.

METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives and policies, Met Investors

Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's target allocation between equity and fixed income securities, including the allocation among sub-classes of these asset classes, based on the portfolio's risk profile. At the same time, Met Investors Advisory will also consider whether to make changes to each portfolio's underlying investment portfolio target. (See the fund prospectus for a description of each portfolio's target allocation.)

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to __% of the average daily net asset value of each investment portfolio for the first nine contract years. For the tenth contract year and thereafter, this charge is reduced to __%.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:


       Principal Protection Death       __%
  Benefit
       Annual Step-Up Death Benefit     __%
       Compounded-Plus Death Benefit    __%
       Additional Death Benefit -
Earnings
  Preservation Benefit                  __%



ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE

We offer a Guaranteed Minimum Income Benefit ("GMIB") that you can select when you purchase the contract. There are three different versions of the GMIB under this contract (a maximum of two of which are available in your state): GMIB I, GMIB II and GMIB Plus.


If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. If your income base is increased due to an Optional Reset, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but no more than a maximum of 1.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for more information).

If you select the GMIB II or GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed.


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.

GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are two different versions of the GWB under this contract: Enhanced GWB and Lifetime Withdrawal Guarantee. If you elect a GWB rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Enhanced Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The charge for the Lifetime Withdrawal Guarantee rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee" below) on the applicable contract


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


anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.

The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Enhanced GWB or Lifetime Withdrawal Guarantee rider is cancelled following an eligible contract anniversary pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the contract anniversary to the date the cancellation takes effect.


If you elect an Optional Reset under the Enhanced GWB rider, we may increase the rider charge to the Enhanced GWB rider charge applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

If the Enhanced GWB rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits -

Guaranteed Withdrawal Benefit - Description of Enhanced Guaranteed Withdrawal Benefit") equals zero. If the Lifetime Withdrawal Guarantee rider is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee") equals zero.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Accumulation Benefit ("GMAB") rider that you can select when you purchase the contract. If you elect the GMAB, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.    The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         8
  1                                         8
  2                                         7
  3                                         6
  4                                         5
  5                                         4
  6                                         3
  7                                         2
  8                                         1
  9 and thereafter                          0


For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.

NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not

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


waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.

5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be no earlier than the first contract anniversary. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday (this requirement may be changed by us).

When you purchase the contract, the annuity date will be the first day of the calendar month after the annuitant's 90th birthday. You can change the annuity date at any time before the annuity date with 30 days prior notice to us, provided the date chosen is no earlier than the first contract anniversary.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

o  fixed annuity payments, or

o  variable annuity payments, or

o  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:

1) the value of your contract in the investment portfolio(s) just before the start of the income phase,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)    the annuity option elected.

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


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)

At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.

If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.

We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.

You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")

Due to underwriting or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

VARIABLE ANNUITY PAYMENTS

The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.

o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee.

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


     The account fee will be deducted pro rata out of each annuity payment.

o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.

FIXED ANNUITY PAYMENTS

The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option. Current annuity option rates for this class of contract may be lower than rates for other contracts without a Purchase Payment Credit.

GUARANTEED MINIMUM INCOME BENEFIT


At the time you buy the contract, you may elect a Guaranteed Minimum Income Benefit ("GMIB"). We offer three different versions of the Guaranteed Minimum Income Benefit (GMIB I, GMIB II and GMIB Plus), A MAXIMUM OF TWO OF WHICH ARE OFFERED IN ANY PARTICULAR STATE. Version I is known as GMIB I, version II is known as GMIB II and version III is known as GMIB Plus. All three versions of the GMIB are described below; however, GMIB I is only offered in states where GMIB II has not yet been approved. Please check with your registered representative regarding which versions are available in your state. You may not have this benefit and a GWB or GMAB rider in effect at the same time.


It is important to recognize that the "income base" (as described below) that is guaranteed by the GMIB is not available for cash withdrawals and does not establish or guarantee your account value or a minimum return for any investment portfolio. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.

The amount of the benefit is determined by applying the income base (described below) at the time of exercise of the rider to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB II, GMIB Plus or GMIB I produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, you will receive the higher annuity payments. Your registered representative can provide you an illustration of the amounts you would receive if you exercised the rider.

For purposes of calculating the income base, Purchase Payment Credits are not included.

The Guaranteed Principal Option of GMIB Plus does guarantee a minimum account value after a 10-year waiting period that is available for cash withdrawals. If you exercise the Guaranteed Principal Option after the waiting period, this guarantee applies in lieu of receiving GMIB payments.


(See Appendix C for examples of the GMIB.)


DESCRIPTION OF GMIB II

The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.

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


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or

         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.


(See section (1) of Appendix C for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.

EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

 Age at Annuitization    Guarantee Period
---------------------   -----------------
          80                    9
          81                    8
          82                    7
          83                    6
       84 and 85                5

(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")

These options are described in the contract and the GMIB II rider.

If you exercise the GMIB II, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.

TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:

    a) The 30th day following the contract anniversary on or following your 85th birthday;

    b)    The date you make a complete withdrawal of your account value;

    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;

    d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

    e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.

DESCRIPTION OF GMIB PLUS

The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB II" above will be set equal to the dollar amount of total withdrawals in such contract year provided that such total withdrawals do not exceed 6% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year; (2) you may exercise a "GUARANTEED PRINCIPAL OPTION," in which case you will receive an additional amount to be added to the account value in lieu of taking GMIB payments; (3) you may be permitted to periodically reset the Annual Increase Amount; (4) you are limited to allocating your account value to certain investment choices and you may not participate in the Standard Dollar Cost Averaging (DCA) program; (5) the termination provisions are expanded; and
(6) the additional charge for the GMIB Plus is 0.80% of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature). A description of certain of these features follows.


GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and

(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.

For purposes of calculating the Guaranteed Principal Adjustment, Purchase Payment Credits are not included.

The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. It is important to note that only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus for this feature.

The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue, and the GMIB Plus allocation limitations, described below, will no longer apply.


OPTIONAL RESET. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting the waiting period, and the GMIB Plus rider charge will be reset to the fee we charge new contract purchasers for the same GMIB Plus rider at that time. An Optional Reset is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

You may elect either, 1) a one-time Optional Reset at any contract anniversary provided the above requirements are met, or 2) Optional Resets to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each automatic step-up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above.


We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Reset to occur on that contract anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus rider and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of contract.

The Optional Reset will:

(1) reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;

(2) reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and

(3) reset the GMIB Plus rider charge to the then current level we charge for the same GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset charge (not to exceed 1.50%).

On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.


ALLOCATION LIMITATIONS. If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the following investment portfolios:


(1)    the MetLife Defensive Strategy Portfolio,

(2)    the MetLife Moderate Strategy Portfolio,

(3)    the MetLife Balanced Strategy Portfolio, or

(4)    the MetLife Growth Strategy Portfolio

You may also elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.


EXERCISING THE GMIB PLUS RIDER. As described above under "Exercising the GMIB II Rider," if your account value is fully withdrawn and there is an income base remaining, we will commence making annuity payments within 30 days of the date of the full withdrawal. In states where approved, for contracts for which the GMIB Plus rider has been elected, we have enhanced the GMIB purchase payout rates under the following circumstances. If:


o  you take no withdrawals before your 60th birthday;

o your account value is fully withdrawn at or after your 60th birthday and there is an income base remaining; and

o the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed;

then the annual annuity payments under the GMIB Plus rider will equal or exceed 6% of the Annual Increase Amount (calculated on the date the payments are determined).

TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above;

o a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.


(See Appendix C for examples illustrating the operation of the GMIB Plus.)


DESCRIPTION OF GMIB I

You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or

         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.

OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the income base and GMIB I payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.

EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

  Age at Annuitization             Guarantee Period
--------------------------------   -----------------
           80                              9
           81                              8
           82                              7
           83                              6
        84 and 85                          5

(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")

Upon the exercise of the GMIB I, your annuity payments will be the greater of:

o The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the GMIB I rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o  The date you make a complete withdrawal of your account value;

o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.

MetLife Investors USA currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.

When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.

GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS

The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the GMIB Plus, after an Optional Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.

Additionally, the GMIB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death; however, the GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised.

6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:

(1)    by making a withdrawal (either a partial or a complete withdrawal);

(2)    by electing to receive annuity payments; or

(3)    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o  less any applicable withdrawal charge;

o  less any premium or other tax;

o  less any account fee; and

o  less any applicable pro rata GMIB, GWB or GMAB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

How to withdraw all or part of your account value:

o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")

o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")

o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o  trading on the New York Stock Exchange is restricted;

o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7. LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFIT


In states where approved, we offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are two versions of the GWB under this contract:


o  Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

o  Lifetime Withdrawal Guarantee


If you purchase the GWB, you must elect one version at the time you purchase the contract. Both versions of the GWB are described below. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below in the description of each version of the GWB.


Each version of the GWB rider guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee" below.)


THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the Enhanced GWB rider, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee - Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE) UNTIL TERMINATION OF THE RIDER.


o IF THE ENHANCED GWB RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.


o IF THE LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR MAY DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.


IF THE LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE ENHANCED GWB RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO.


For purposes of calculating the Guaranteed Withdrawal Amount or the Total Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee), Purchase Payment Credits are not included.

The tax treatment of withdrawals under the GWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base

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(Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal
Guarantee) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the account value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT

BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:

o  Your initial purchase payment, increased by the 5% GWB Bonus Amount;

o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;

o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and

o If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section A of Appendix D for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals (including any applicable withdrawal charge) during a contract year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit

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Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections B and C of Appendix D for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.

OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. At any contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;

o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.

An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the GWB rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current GWB rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


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We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.

WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 8% of purchase payments taken in the first nine years following receipt of the applicable purchase payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.

TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your account value;

(2)    the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the GWB rider charge from your account value (whatever account value is available will be applied to pay the annual GWB rider charge);

(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB rider charge until we receive this information;



(5) a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason;

(6)    the effective date of the cancellation of the rider; or

(7)    the termination of your contract.



ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less

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frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified
Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE


In states where approved, we offer the Lifetime Withdrawal Guarantee rider. The Lifetime Withdrawal Guarantee rider is an optional rider that may be elected instead of the Enhanced GWB rider. You should carefully consider which version of the GWB may be best for you. Here are some of the differences between the Lifetime Withdrawal Guarantee rider and the Enhanced GWB rider:


o Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees that we will make payments to you over your lifetime (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.


o Withdrawal Rates. The Lifetime Withdrawal Guarantee rider uses a 5% Withdrawal Rate to determine the Annual Benefit Payment. The Enhanced GWB rider uses a 7% Withdrawal Rate to determine the Annual Benefit Payment.

o Automatic Annual Step-Ups. In contrast to the Enhanced GWB rider, which offers an optional reset that you can elect on each contract anniversary prior to the owner's 86th birthday, the Lifetime Withdrawal Guarantee provides automatic resets on each contract anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the resets).

o Cancellation. The Lifetime Withdrawal Guarantee rider also provides the ability to cancel the rider every five contract years for the first 15 contract years and annually thereafter. The Enhanced GWB rider offers only one opportunity to cancel the rider (on the fifth contract anniversary).


o Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and certain investment portfolios (see "Investment Allocation Restrictions" below in this section).

In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your account value may be higher. In considering the benefit of the lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any GWB rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.

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TOTAL GUARANTEED WITHDRAWAL AMOUNT. The TOTAL GUARANTEED WITHDRAWAL AMOUNT is
the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. If, however, a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Total Guaranteed Withdrawal Amount).

5% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments, and decreased by the amount of each withdrawal (including any applicable withdrawal charges) regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above. If a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount).

o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero.

o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero.

You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee. If you begin taking withdrawals too soon, you may limit the value of the Lifetime Withdrawal Guarantee. For example, your Total Guaranteed Withdrawal Amount is no longer increased by the 5% Compounding Income Amount once you make your first withdrawal. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee rider.

ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% Compounding Income Amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment

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is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the
5% Withdrawal Rate.

It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a contract year exceed the Annual Benefit Payment. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount may be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. In addition, as noted above, if a withdrawal results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.

AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

The Automatic Annual Step-Up will:

o reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the Step-Up, up to a maximum of $5,000,000;

o reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up; and

o reset the Lifetime Withdrawal Guarantee rider charge to the charge applicable to contract purchases of the same rider at the time of the Step-Up, up to a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version).

In the event that the charge applicable to contract purchases at the time of the Step-Up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.

Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $5,000,0000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,0000.

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be

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


larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

(1)    MetLife Defensive Strategy Portfolio

(2)    MetLife Moderate Strategy Portfolio

(3)    MetLife Balanced Strategy Portfolio

(4)    MetLife Growth Strategy Portfolio

(5)    BlackRock Money Market Portfolio

You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios you have chosen.

JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available for a charge of 0.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.40%). Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit - Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply.

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the eligible contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee rider charge, and the investment allocation restrictions described above will no longer apply. The variable annuity contract, however, will continue.

If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any eligible contract anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and

(b)    is the account value on the date of cancellation.

The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios.

The Guaranteed Principal Adjustment will never be less than zero.

Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.

TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:

(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);

(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);

(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met);

(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;

(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;

(6)    the effective date of the cancellation of the rider; or

(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death).

Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted and the Lifetime Withdrawal Guarantee investment allocation restrictions will no longer apply.

ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider that can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals. If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each contract year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.

Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your account value;
(2) your account value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.

GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS

In the event the Lifetime Withdrawal Guarantee is made available for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) and the beneficiary, as required under tax rules, is to receive required minimum distributions prior to attaining age 59 1/2, the required minimum distributions received from the contract will have the effect of eliminating the lifetime payments under the Lifetime Withdrawal Guarantee. Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. Therefore the Lifetime Withdrawal Guarantee is not appropriate for purchase under a decedent's IRA by a beneficiary who has not attained age 59 1/2.


Note that the Enhanced GWB and Lifetime Withdrawal Guarantee riders are not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract.

(See Appendix D for examples of the GWB.)


GUARANTEED MINIMUM ACCUMULATION BENEFIT

In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional rider to your contract. The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.

If you elect the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation Program
                                 ---
portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you choose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:

                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options -

Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.

You may elect the GMAB rider when you purchase the contract, up through age 80. This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.

BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.

On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.

     EXAMPLE:

   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

Purchase Payment Credits are not considered to be purchase payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.

The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.

At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).

If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.

If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.

Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day

GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.

     EXAMPLE:

   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).

   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).

RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.

Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.

CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.

GMAB AND DECEDENT CONTRACTS. Note that the GMAB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA contract (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

8. PERFORMANCE

We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, and GMIB, GWB or GMAB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB, GWB or GMAB rider charge, and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the GMIB, GWB, or GMAB riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The account value is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Principal Protection death benefit rider, the Annual Step-Up death benefit rider, or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. (If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up or Compounded-Plus death benefit riders or the Additional Death Benefit -

Earnings Preservation Benefit.) The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

For purposes of calculating the death benefits, purchase payments do not include Purchase Payment Credits.


OPTIONAL DEATH BENEFIT - PRINCIPAL PROTECTION

If you select the Principal Protection death benefit rider, the death benefit will be the greater of:


(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

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


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)    the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)    the account value; or

(2)    the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                               Benefit Percentage

   Issue Age               Percentage
----------------------

   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.

Please check with your registered representative regarding the availability of the following in your state.

If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.

We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").

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10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

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We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

o  made on or after the taxpayer reaches age 59 1/2;

o  made on or after the death of an owner;

o  attributable to the taxpayer's becoming disabled;

o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a

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result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2007, $4,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2007. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A

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10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Final income tax regulations issued in July 2007 require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts (effective as of September 24, 2007) and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The final regulations will generally not be effective until taxable years beginning after December 31, 2008. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions became effective prior to the general December 31, 2008 effective date. Please note that, in light of the final regulations, this contract is not available for purchase via a "90-24" transfer.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account

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value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30%

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rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT

We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

11. OTHER INFORMATION

METLIFE INVESTORS USA

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors USA.

DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to

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Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company (MLIC); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 7% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.

We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.

Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2006, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

Requests for service may be made:

o  Through your registered representative

o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o  In writing to our Annuity Service Center

o  By fax at (515) 457-4400 or

o  By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

o  change the beneficiary.

o change the annuitant before the annuity date (subject to our underwriting and administrative rules).

o  assign the contract (subject to limitation).

o  change the payment option.

o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit").

ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife Investors USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Company

     Experts

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A


PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is managed by Met Investors Advisory LLC, which is an affiliate of MetLife Investors USA. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

SUBADVISER: Goldman Sachs Asset Management, L.P.

INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

LAZARD MID-CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.

LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason Partners Aggressive Growth Portfolio seeks capital appreciation.

LEGG MASON VALUE EQUITY PORTFOLIO

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: AIM Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.

MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO

SUBADVISER: Neuberger Berman Management, Inc.

INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

RAINIER LARGE CAP EQUITY PORTFOLIO

SUBADVISER: Rainier Investment Management, Inc.

INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.


RCM TECHNOLOGY PORTFOLIO

SUBADVISER: RCM Capital Management LLC

INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID-CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management, Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.

APPENDIX B


EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


[TO BE UPDATED BY AMENDMENT]


6-MONTH EDCA


The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that you are eligible to receive a purchase payment credit of __% and that a $12,000 purchase payment plus the __% purchase payment credit of $__ is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $__ remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 purchase payment amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, assume that you are eligible to receive a purchase payment credit of __% and a second purchase payment of $6,000 plus the __% purchase payment credit of $__ is allocated to the 2nd Payment Bucket, where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 purchase payment amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   11
   12
   13
   14
   15

12-MONTH EDCA


The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that you are eligible to receive a purchase payment credit of __% and that a $24,000 purchase payment plus the __% purchase payment credit of $__ is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $__ remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 purchase payment amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x

(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, assume you are eligible to receive a purchase payment credit of __% and a second purchase payment of $12,000 plus the __% purchase payment credit of $__ is allocated to the 2nd Payment Bucket, where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 purchase payment amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   11
   12
   13
   14
   15
   16

APPENDIX C


GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.

(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------

    Assume the initial purchase payment is $100,000 and the GMIB II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $5,000 is withdrawn (leaving an account balance of $95,000). Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($105,000 - $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------

    Assume the initial purchase payment is $100,000 and the GMIB II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500).
      Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(2) THE 5% ANNUAL INCREASE AMOUNT

    Example
    -------

    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the owner's 85th birthday). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------

    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase

     Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]

    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]

(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

    Example
    -------

  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB II rider.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------

    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]

  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]

(4) PUTTING IT ALL TOGETHER

    Example
    -------

    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB II rider at the tenth contract anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $717 per month for life, with a minimum of 10 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $806; if the owner were age 75, the income base of $162,889 would yield monthly payments of $920.)

    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------

    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

[GRAPHIC APPEARS HERE]

    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

[GRAPHIC APPEARS HERE]

(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS


    Assume your initial purchase payment is $100,000 and that no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:

    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.

    2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.

    3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.

[GRAPHIC APPEARS HERE]

    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

     GMIB PLUS


Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.

The effect of the Optional Reset is:

   (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;

   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;

   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.

The effect of the Optional Reset is:

   (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;

   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second contract anniversary;

   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of each Optional Reset is:

   (1) The 6% Annual Increase Amount automatically resets to the higher account value;

   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Reset;

   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.

The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 85th birthday. Also, please note:

   (1) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);

   (2) The GMIB Plus rider charge remains at its current level; and

   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

[GRAPHIC APPEARS HERE]

APPENDIX D


GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Unless otherwise noted, these examples are for Enhanced GWB. Examples I, J and K are for the Lifetime Withdrawal Guarantee.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (under the Enhanced GWB rider) and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) cannot be taken as a lump sum.


A.   How Withdrawals Affect the Benefit Base

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C.   How Withdrawals Affect the Annual Benefit Payment

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E.   Putting It All Together

     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHIC APPEARS HERE]

     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]

     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800


F.   How the Optional Reset Works (may be elected prior to age 86) -  ENHANCED
                                                                 GWB

Assume that a contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).

The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.

[GRAPHIC APPEARS HERE]

     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000

G. How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If an Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%).

Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

H.   Annual Benefit Payment Continuing When Account Value Reaches Zero

Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

[GRAPHIC APPEARS HERE]

Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

I.   Lifetime Withdrawal Guarantee

     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.

[GRAPHIC APPEARS HERE]

                                    Remaining
Annual                              Guaranteed   Guaranteed
Benefit   Cumulative    Account     Withdrawal   Withdrawal
Payment   Withdrawals   Value       Amount       Amount
 $5,000        $5,000    $100,000     $100,000     $100,000
  5,000        10,000      90,250       95,000      100,000
  5,000        15,000    80,987.5       90,000      100,000
  5,000        20,000   72,188.13       85,000      100,000
  5,000        25,000   63,828.72       80,000      100,000
  5,000        30,000   55,887.28       75,000      100,000
  5,000        35,000   48,342.92       70,000      100,000
  5,000        40,000   41,175.77       65,000      100,000
  5,000        45,000   34,366.98       60,000      100,000
  5,000        50,000   27,898.63       55,000      100,000
  5,000        55,000    21,753.7       50,000      100,000
  5,000        60,000   15,916.02       45,000      100,000
  5,000        65,000   10,370.22       40,000      100,000
  5,000        70,000   5,101.706       35,000      100,000
  5,000        75,000    96.62093       30,000      100,000
  5,000        80,000           0            0      100,000
  5,000        85,000           0            0      100,000
  5,000        90,000           0            0      100,000
  5,000        95,000           0            0      100,000
  5,000       100,000           0            0      100,000

  2.   When Withdrawals Do Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.

J.   Lifetime Withdrawal Guarantee - 5% Compounding Income Amount

Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).

The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).

If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).

[GRAPHIC APPEARS HERE]

Year         Annual
of First     Benefit
Withdrawal   Payment
         1    $5,000
         2     5,250
         3     5,513
         4     5,788
         5     6,078
         6     6,381
         7     6,700
         8     7,036
         9     7,387
        10     7,757
        11     8,144

K. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 5% Compounding Income Amount (No Withdrawals)

Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).

[GRAPHIC APPEARS HERE]

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY



                           SERIES XC AND SERIES XTRA

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL __, 2008 (SERIES XC) AND THE PROSPECTUS DATED APRIL __, 2008 (SERIES XTRA), FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL __ , 2008.


SAI-0408USAXCXTRA

TABLE OF CONTENTS                                                         PAGE



COMPANY ................................     2
EXPERTS ................................     2
CUSTODIAN ..............................     2
DISTRIBUTION ...........................     2
CALCULATION OF PERFORMANCE INFORMATION .     4
     Total Return ......................     4
     Historical Unit Values ............     4
     Reporting Agencies ................     5
ANNUITY PROVISIONS .....................     5
     Variable Annuity ..................     5
     Fixed Annuity .....................     6
     Mortality and Expense Guarantee ...     6
     Legal or Regulatory Restrictions
     on Transactions....................     6
TAX STATUS OF THE CONTRACTS ............     7
CONDENSED FINANCIAL INFORMATION ........     9
     Series XC .........................     9
FINANCIAL STATEMENTS ...................    42

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.




EXPERTS


The financial statements of MetLife Investors USA Insurance Company included in this Statement of Additional Information have been audited by [to be filed filed by amendment], an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by accounting guidance adopted on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of [to be filed filed by amendment] is [to be filed filed by amendment].


The financial statements of the sub-accounts of the MetLife Investors USA Separate Account A included in this Statement of Additional Information have been audited by [to be filed filed by amendment], an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of [to be filed filed by amendment] is [to be filed filed by amendment].





CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION


(TO BE UPDATED BY AMENDMENT)



Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                                   Aggregate Amount of
                                                   Commissions Retained
                      Aggregate Amount of          by Distributor After
                      Commissions Paid to          Payments to Selling
Fiscal year               Distributor                     Firms
-------------    -----------------------------    ---------------------
2005             $176,095,864                     $0
2006             $285,683,129                     $0
2007             (to be filed by amendment)       $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2007 ranged from $(to be filed by amendment) to $(to be filed by amendment) The amount of commissions paid to selected selling firms during 2007 ranged from $(to be filed by amendment) to $(to be filed by amendment). The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2007 ranged from $(to be filed by amendment) to $(to be filed by amendment). For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors Insurance Company).


In view of the fact that the Series XTRA contract is newly offered, none of the amounts described herein were paid in connection with the Series XTRA contract.



The following list sets forth the names of selling firms that received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order (to be filed by amendment).



Associated Securities Corp.
Brookstreet Securities Corporation
Centaurus Financial, Inc.
CUSO Financial Sevices, L.P.
Davenport & Company
Ferris, Baker Watts Incorporated
First Financial Planners
Founders Financial Securities
Great Southern Bank
Gunn Allen Financial
Harbour Investments, Inc.
H. Beck, Inc.
Huntington Bank
IFMG Securities, Inc.
Infinex Investments, Inc.
Intersecurities, Inc.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Jefferson Pilot
Key Investment Services
LaSalle St. Securities, L.L.C.
Lincoln Financial Advisors
Lincoln Investment Planning
Medallion Investment Services, Inc.
Merrill Lynch
Morgan Keegan & Company, Inc.
Mutual Service Corporation
National Planning Holdings
NEXT Financial Group
NFP Securities
Piper Jaffray & Company
Planning Corp. of America
PNC Investments
Primerica
Scott & Stringfellow, Inc.
Securities America, Inc.
Sigma Financial Corporation
Standford Group
Tower Square
Transamerica Financial
United Planners' Financial Services of America
U.S. Bancorp Investment, Inc.
UVEST Financial Services Group, Inc.
Valmark Securities
Wallstreet Financial

Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Woodbury Financial Services
Workman Securities
XCU Capital Corporation, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, withdrawal charges, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the GWB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite

Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB, GWB or GMAB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION


(TO BE UPDATED BY AMENDMENT)


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus. Condensed Financial Information is not available for Series XTRA because the contract was not offered prior to April __, 2008, and therefore there are no accumulation units outstanding as of the date of this Statement of Additional Information.


SERIES XC

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.848284           28,117.1670
  01/01/2002    to  12/31/2002       11.848284          8.457339          885,410.3746
  01/01/2003    to  12/31/2003        8.457339         11.563798        2,268,579.5739
  01/01/2004    to  12/31/2004       11.563798         12.117839        3,030,400.5294
  01/01/2005    to  12/31/2005       12.117839         12.918267        2,267,560.3441
  01/01/2006    to  12/31/2006       12.918267         14.524142        2,367,140.1379
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998726         11.959762        1,102,347.7665
  01/01/2005    to  12/31/2005       11.959762         13.252669        1,255,052.0060
  01/01/2006    to  12/31/2006       13.252669         15.097059        1,840,179.4484
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.931888            4,037.2252
  01/01/2002    to  12/31/2002       10.931888          8.816298          276,216.8987
  01/01/2003    to  12/31/2003        8.816298         11.716282        2,862,323.8722
  01/01/2004    to  12/31/2004       11.716282         13.903248        3,433,073.0381
  01/01/2005    to  12/31/2005       13.903248         15.639015        3,053,798.5167
  01/01/2006    to  12/31/2006       15.639015         19.841608        3,839,493.5102
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.987487           20,124.3000
  01/01/2002    to  12/31/2002       10.987487          9.648180          538,310.0754
  01/01/2003    to  12/31/2003        9.648180         11.986389        2,255,146.6683
  01/01/2004    to  12/31/2004       11.986389         13.501246        1,793,295.2164
  01/01/2005    to  12/31/2005       13.501246         14.365513        1,502,465.8760
  01/01/2006    to  12/31/2006       14.365513         16.220973        1,416,020.0097
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  03/21/2001    to  12/31/2001        8.041634          7.299489         375,946.0256
  01/01/2002    to  12/31/2002        7.299489          5.186539       1,550,682.3521
  01/01/2003    to  12/31/2003        5.186539          6.684840       4,963,173.8274
  01/01/2004    to  12/31/2004        6.684840          7.137295       4,250,790.1304
  01/01/2005    to  12/31/2005        7.137295          7.981937       2,950,067.8894
  01/01/2006    to  12/31/2006        7.981937          7.722873       3,052,274.0469
============   ==== ==========       =========         =========       ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246967         10.622902          11,199.5403
  01/01/2006    to  12/31/2006       10.622902         11.148484         782,041.0111
============   ==== ==========       =========         =========       ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988726         10.329074         193,617.3219
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001    to  12/31/2001       13.963875         13.962133         337,551.0448
  01/01/2002    to  12/31/2002       13.962133         13.668578       2,112,043.8536
  01/01/2003    to  12/31/2003       13.668578         16.036858       6,432,602.9652
  01/01/2004    to  12/31/2004       16.036858         17.079057       5,049,160.4140
  01/01/2005    to  12/31/2005       17.079057         17.068231       3,421,340.7498
  01/01/2006    to  12/31/2006       17.068231         18.343828       3,378,801.5732
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001    to  12/31/2001       39.123031         41.344503         194,262.4069
  01/01/2002    to  12/31/2002       41.344503         33.332049       1,007,684.6491
  01/01/2003    to  12/31/2003       33.332049         42.905952       2,717,972.9723
  01/01/2004    to  12/31/2004       42.905952         47.587002       2,478,937.4046
  01/01/2005    to  12/31/2005       47.587002         48.446417       1,980,166.9179
  01/01/2006    to  12/31/2006       48.446417         56.187289       1,972,468.7829
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988726         10.467975         234,049.8683
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.805686          8.371336         253,462.5773
  01/01/2002    to  12/31/2002        8.371336          7.269814       1,423,606.5757
  01/01/2003    to  12/31/2003        7.269814          9.451731       2,681,802.5049
  01/01/2004    to  12/31/2004        9.451731         11.126240       3,948,676.3779
  01/01/2005    to  12/31/2005       11.126240         12.754761       3,011,325.8171
  01/01/2006    to  12/31/2006       12.754761         15.895291       3,499,951.2116
============   ==== ==========       =========         =========       ==============

                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MONEY MARKET SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.032441         10.142394           431,445.5300
  01/01/2002    to  12/31/2002       10.142394         10.095861         2,283,173.6792
  01/01/2003    to  12/31/2003       10.095861          9.983746         2,948,898.2150
  01/01/2004    to  12/31/2004        9.983746          9.892815         2,479,422.6610
  01/01/2005    to  04/30/2005        9.892815          9.900912            71,090.2589
============   ==== ==========       =========         =========        ===============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998726         12.820747         1,285,526.3249
  01/01/2005    to  12/31/2005       12.820747         14.301354         1,037,085.5635
  01/01/2006    to  12/31/2006       14.301354         19.374246         1,550,846.3065
============   ==== ==========       =========         =========        ===============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.558733          8.456989           612,798.0288
  01/01/2002    to  12/31/2002        8.456989          6.267067         3,252,130.4928
  01/01/2003    to  12/31/2003        6.267067          7.931148         9,406,939.8845
  01/01/2004    to  12/31/2004        7.931148          8.308913        10,385,882.8179
  01/01/2005    to  12/31/2005        8.308913          8.567167         7,959,046.9005
  01/01/2006    to  12/31/2006        8.567167          9.078212         7,444,317.5078
============   ==== ==========       =========         =========        ===============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.425465         4,619,316.3976
  01/01/2004    to  12/31/2004       10.425465         11.189656         5,890,782.1348
  01/01/2005    to  12/31/2005       11.189656         11.170860         4,640,469.4529
  01/01/2006    to  12/31/2006       11.170860         11.042066         4,659,084.7052
============   ==== ==========       =========         =========        ===============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.161771         10.523893           594,267.2482
  01/01/2002    to  12/31/2002       10.523893         11.325063         4,438,758.8429
  01/01/2003    to  12/31/2003       11.325063         11.631034         8,254,960.4589
  01/01/2004    to  12/31/2004       11.631034         12.022053         7,156,721.7548
  01/01/2005    to  12/31/2005       12.022053         12.103714         6,140,732.1433
  01/01/2006    to  12/31/2006       12.103714         12.456484         6,241,551.6398
============   ==== ==========       =========         =========        ===============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.137898          8.056476           266,878.5685
  01/01/2002    to  12/31/2002        8.056476          6.281590           901,094.8229
  01/01/2003    to  12/31/2003        6.281590          7.690349         1,817,499.2312
  01/01/2004    to  11/19/2004        7.690349          7.889764         2,035,854.2350
============   ==== ==========       =========         =========        ===============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  03/21/2001    to  12/31/2001        7.234270          6.086250         213,915.6068
  01/01/2002    to  12/31/2002        6.086250          2.952425         883,327.5873
  01/01/2003    to  12/31/2003        2.952425          4.580635       1,633,943.3731
  01/01/2004    to  12/31/2004        4.580635          4.315511       2,454,413.2550
  01/01/2005    to  12/31/2005        4.315511          4.717416       1,827,496.1004
  01/01/2006    to  12/31/2006        4.717416          4.893393       2,017,174.2673
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.099086          8.226988         413,454.3044
  01/01/2002    to  12/31/2002        8.226988          4.533110       1,942,616.5055
  01/01/2003    to  12/31/2003        4.533110          6.098811       6,058,122.8378
  01/01/2004    to  12/31/2004        6.098811          7.075043       5,077,616.0133
  01/01/2005    to  12/31/2005        7.075043          7.985522       4,887,124.2422
  01/01/2006    to  12/31/2006        7.985522          8.347710       5,129,926.6394
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.224231         574,173.6446
  01/01/2003    to  12/31/2003        8.224231         11.452136       3,289,763.0104
  01/01/2004    to  12/31/2004       11.452136         14.264232       3,613,703.7635
  01/01/2005    to  12/31/2005       14.264232         16.219476       3,159,008.3602
  01/01/2006    to  12/31/2006       16.219476         18.067717       3,490,210.3731
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998726         11.103863         807,745.9515
  01/01/2005    to  12/31/2005       11.103863         12.175337         526,216.8326
  01/01/2006    to  12/31/2006       12.175337         12.716515         822,609.2209
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998726         10.465357         290,014.4667
  01/01/2006    to  12/31/2006       10.465357         11.959052       1,032,186.8204
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.900777          9.995162       3,039,676.2882
  01/01/2006    to  12/31/2006        9.995162         10.289758       3,814,479.9963
============   ==== ==========       =========         =========       ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.144691         642,550.3776
  01/01/2002    to  12/31/2002       10.144691          8.335400       3,375,423.5555
  01/01/2003    to  12/31/2003        8.335400         10.729806       7,298,409.0367
  01/01/2004    to  12/31/2004       10.729806         11.847038       8,923,006.6889
  01/01/2005    to  12/31/2005       11.847038         12.847742       7,396,347.7022
  01/01/2006    to  12/31/2006       12.847742         14.473087       7,633,129.8588
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.933782         485,066.9543
  01/01/2002    to  12/31/2002       11.933782         10.684902       2,278,921.2261
  01/01/2003    to  12/31/2003       10.684902         13.921813       5,568,162.6649
  01/01/2004    to  12/31/2004       13.921813         15.030239       4,728,111.6992
  01/01/2005    to  12/31/2005       15.030239         16.236413       4,041,727.0568
  01/01/2006    to  12/31/2006       16.236413         17.933554       3,962,750.8350
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.620419       1,050,939.2922
  01/01/2003    to  12/31/2003        7.620419          9.731099       3,449,109.3346
  01/01/2004    to  12/31/2004        9.731099         10.437354       3,838,975.7645
  01/01/2005    to  12/31/2005       10.437354         11.668521       2,877,686.1189
  01/01/2006    to  12/31/2006       11.668521         11.779506       3,022,831.1946
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.846117          60,513.3225
  01/01/2002    to  12/31/2002       10.846117          8.274548         974,270.3069
  01/01/2003    to  12/31/2003        8.274548         10.418203       2,321,792.9079
  01/01/2004    to  12/31/2004       10.418203         11.311929       3,866,252.2493
  01/01/2005    to  12/31/2005       11.311929         11.625825       3,980,676.4049
  01/01/2006    to  12/31/2006       11.625825         13.185925       3,772,231.0537
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699         15.524317          47,979.6539
  01/01/2006    to  12/31/2006       15.524317         15.884610         161,548.7856
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.301699         10.689009       2,649,613.2340
  01/01/2005    to  12/31/2005       10.689009         11.617570       5,300,779.7737
  01/01/2006    to  12/31/2006       11.617570         13.000581       7,468,528.3660
============   ==== ==========       =========         =========       ==============

                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT            UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD           END OF PERIOD
                                 ---------------   ---------------   --------------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.101854         10.392980         19,253,700.8800
  01/01/2005    to  12/31/2005       10.392980         10.962390         41,877,501.8531
  01/01/2006    to  12/31/2006       10.962390         12.087152         64,425,856.1014
============   ==== ==========       =========         =========         ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.941977         10.109092          2,013,349.9680
  01/01/2005    to  12/31/2005       10.109092         10.399957          6,980,567.5684
  01/01/2006    to  12/31/2006       10.399957         11.123726          9,747,921.0275
============   ==== ==========       =========         =========         ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.241746         10.603907         15,209,446.5400
  01/01/2005    to  12/31/2005       10.603907         11.393996         32,218,154.4778
  01/01/2006    to  12/31/2006       11.393996         12.744446         64,374,999.9162
============   ==== ==========       =========         =========         ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.011923         10.229313          6,153,817.0840
  01/01/2005    to  12/31/2005       10.229313         10.657886         13,175,600.1368
  01/01/2006    to  12/31/2006       10.657886         11.568201         19,584,843.4273
============   ==== ==========       =========         =========         ===============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.845599           40,372.3824
  01/01/2002    to  12/31/2002       11.845599          8.446962          722,370.5304
  01/01/2003    to  12/31/2003        8.446962         11.538078        1,482,751.0855
  01/01/2004    to  12/31/2004       11.538078         12.078766        1,685,925.2184
  01/01/2005    to  12/31/2005       12.078766         12.863783        1,213,341.4530
  01/01/2006    to  12/31/2006       12.863783         14.448465        1,125,427.8246
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998644         11.951741          477,074.9357
  01/01/2005    to  12/31/2005       11.951741         13.230588          433,735.8007
  01/01/2006    to  12/31/2006       13.230588         15.056884          509,180.0631
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.929396            1,596.2444
  01/01/2002    to  12/31/2002       10.929396          8.805453          200,259.1478
  01/01/2003    to  12/31/2003        8.805453         11.690181        1,800,857.3596
  01/01/2004    to  12/31/2004       11.690181         13.858377        1,893,872.6921
  01/01/2005    to  12/31/2005       13.858377         15.573010        1,460,926.9241
  01/01/2006    to  12/31/2006       15.573010         19.738183        1,444,291.5282
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.984994           21,430.4004
  01/01/2002    to  12/31/2002       10.984994          9.636340          372,265.9861
  01/01/2003    to  12/31/2003        9.636340         11.959724        1,390,805.3998
  01/01/2004    to  12/31/2004       11.959724         13.457712        1,044,402.9697
  01/01/2005    to  12/31/2005       13.457712         14.304925          901,098.2128
  01/01/2006    to  12/31/2006       14.304925         16.136462          798,060.0015
============   ==== ==========       =========         =========        ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  03/21/2001    to  12/31/2001        8.041634          7.293775          200,665.6505
  01/01/2002    to  12/31/2002        7.293775          5.177286        1,182,455.2685
  01/01/2003    to  12/31/2003        5.177286          6.666256        3,040,597.8790
  01/01/2004    to  12/31/2004        6.666256          7.110320        2,240,054.2473
  01/01/2005    to  12/31/2005        7.110320          7.943847        1,493,694.9694
  01/01/2006    to  12/31/2006        7.943847          7.678353        1,319,287.8541
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246771         10.621157            1,461.1723
  01/01/2006    to  12/31/2006       10.621157         11.135542           97,913.2279
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988644         10.322142           37,091.0910
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001    to  12/31/2001       13.963875         13.951241           98,860.4297
  01/01/2002    to  12/31/2002       13.951241         13.644245        1,433,749.7065
  01/01/2003    to  12/31/2003       13.644245         15.992320        3,417,720.2748
  01/01/2004    to  12/31/2004       15.992320         17.014558        2,491,874.8192
  01/01/2005    to  12/31/2005       17.014558         16.986823        1,707,181.4409
  01/01/2006    to  12/31/2006       16.986823         18.238141        1,511,266.0668
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001    to  12/31/2001       39.123031         41.312239          154,864.3979
  01/01/2002    to  12/31/2002       41.312239         33.272684          866,333.4857
  01/01/2003    to  12/31/2003       33.272684         42.786777        1,850,654.0769
  01/01/2004    to  12/31/2004       42.786777         47.407274        1,488,211.5584
  01/01/2005    to  12/31/2005       47.407274         48.215337        1,165,322.0002
  01/01/2006    to  12/31/2006       48.215337         55.863563        1,063,571.5275
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988644         10.460946           75,004.0443
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.805686          8.364799          129,003.6811
  01/01/2002    to  12/31/2002        8.364799          7.256874        1,070,822.3007
  01/01/2003    to  12/31/2003        7.256874          9.425479        1,546,831.2953
  01/01/2004    to  12/31/2004        9.425479         11.084222        1,973,434.6670
  01/01/2005    to  12/31/2005       11.084222         12.693933        1,519,906.5715
  01/01/2006    to  12/31/2006       12.693933         15.803723        1,675,995.6328
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.032441         10.134478          219,948.2744
  01/01/2002    to  12/31/2002       10.134478         10.077903        1,572,815.7956
  01/01/2003    to  12/31/2003       10.077903          9.956033        1,516,693.5265
  01/01/2004    to  12/31/2004        9.956033          9.855466        1,344,613.7000
  01/01/2005    to  04/30/2005        9.855466          9.860317                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998644         12.812153          568,357.1101
  01/01/2005    to  12/31/2005       12.812153         14.277527          395,543.4809
  01/01/2006    to  12/31/2006       14.277527         19.322711          453,956.1167
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.558733          8.450379         360,423.9784
  01/01/2002    to  12/31/2002        8.450379          6.255898       2,701,558.8170
  01/01/2003    to  12/31/2003        6.255898          7.909106       6,125,313.9186
  01/01/2004    to  12/31/2004        7.909106          8.277517       5,627,959.2383
  01/01/2005    to  12/31/2005        8.277517          8.526290       4,240,760.7630
  01/01/2006    to  12/31/2006        8.526290          9.025889       3,917,052.0073
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.418489       2,657,135.0362
  01/01/2004    to  12/31/2004       10.418489         11.170963       2,588,620.0762
  01/01/2005    to  12/31/2005       11.170963         11.141080       1,815,134.7662
  01/01/2006    to  12/31/2006       11.141080         11.001649       1,705,064.6921
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.161771         10.515687         355,008.2887
  01/01/2002    to  12/31/2002       10.515687         11.304919       3,428,408.9805
  01/01/2003    to  12/31/2003       11.304919         11.598744       4,916,658.1773
  01/01/2004    to  12/31/2004       11.598744         11.976661       3,713,382.2728
  01/01/2005    to  12/31/2005       11.976661         12.045993       3,069,684.8285
  01/01/2006    to  12/31/2006       12.045993         12.384722       3,004,460.8663
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.137898          8.050186         207,533.2474
  01/01/2002    to  12/31/2002        8.050186          6.270402         799,574.2621
  01/01/2003    to  12/31/2003        6.270402          7.668982       1,192,672.1819
  01/01/2004    to  11/19/2004        7.668982          7.860884       1,063,826.7850
============   ==== ==========       =========         =========       ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  03/21/2001    to  12/31/2001        7.234270          6.081488          99,431.4277
  01/01/2002    to  12/31/2002        6.081488          2.947164         447,788.5981
  01/01/2003    to  12/31/2003        2.947164          4.567923       1,190,199.1530
  01/01/2004    to  12/31/2004        4.567923          4.299219       1,375,292.1160
  01/01/2005    to  12/31/2005        4.299219          4.694924       1,041,016.5365
  01/01/2006    to  12/31/2006        4.694924          4.865207         977,499.3370
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.099086          8.220557         269,557.5629
  01/01/2002    to  12/31/2002        8.220557          4.525032       1,726,869.5986
  01/01/2003    to  12/31/2003        4.525032          6.081870       4,006,200.0912
  01/01/2004    to  12/31/2004        6.081870          7.048322       2,765,448.7425
  01/01/2005    to  12/31/2005        7.048322          7.947436       2,381,258.1746
  01/01/2006    to  12/31/2006        7.947436          8.299611       2,133,250.2131
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.218733         605,519.3266
  01/01/2003    to  12/31/2003        8.218733         11.433062       2,150,386.2473
  01/01/2004    to  12/31/2004       11.433062         14.226210       2,040,391.3429
  01/01/2005    to  12/31/2005       14.226210         16.160130       1,768,021.0904
  01/01/2006    to  12/31/2006       16.160130         17.983664       1,676,491.5926
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998644         11.096411         440,580.9814
  01/01/2005    to  12/31/2005       11.096411         12.155042         222,582.1272
  01/01/2006    to  12/31/2006       12.155042         12.682656         224,564.1266
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998644         10.458340          72,647.9975
  01/01/2006    to  12/31/2006       10.458340         11.939126         135,900.9890
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.860101          9.947503       1,208,087.1075
  01/01/2006    to  12/31/2006        9.947503         10.230491       1,331,507.1674
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.136771         411,598.0340
  01/01/2002    to  12/31/2002       10.136771          8.320551       2,576,279.4317
  01/01/2003    to  12/31/2003        8.320551         10.699997       4,532,908.6121
  01/01/2004    to  12/31/2004       10.699997         11.802287       4,850,017.5631
  01/01/2005    to  12/31/2005       11.802287         12.786459       3,793,667.2169
  01/01/2006    to  12/31/2006       12.786459         14.389697       3,562,636.9670
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.924478         285,336.2915
  01/01/2002    to  12/31/2002       11.924478         10.665887       1,968,096.2417
  01/01/2003    to  12/31/2003       10.665887         13.883167       3,688,778.9808
  01/01/2004    to  12/31/2004       13.883167         14.973492       2,836,827.6471
  01/01/2005    to  12/31/2005       14.973492         16.158995       2,279,554.3064
  01/01/2006    to  12/31/2006       16.158995         17.830257       1,983,617.8488
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.615315       1,073,693.6827
  01/01/2003    to  12/31/2003        7.615315          9.714878       2,017,856.2237
  01/01/2004    to  12/31/2004        9.714878         10.409513       1,755,936.0453
  01/01/2005    to  12/31/2005       10.409513         11.625804       1,144,312.5058
  01/01/2006    to  12/31/2006       11.625804         11.724679       1,109,070.1458
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.843650           18,876.8867
  01/01/2002    to  12/31/2002       10.843650          8.264381          872,377.2426
  01/01/2003    to  12/31/2003        8.264381         10.395014        1,538,007.3438
  01/01/2004    to  12/31/2004       10.395014         11.275442        1,808,666.3091
  01/01/2005    to  12/31/2005       11.275442         11.576776        1,879,819.8668
  01/01/2006    to  12/31/2006       11.576776         13.117210        1,674,556.1560
============   ==== ==========       =========         =========       ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136         15.351902           13,607.1637
  01/01/2006    to  12/31/2006       15.351902         15.692541          334,634.4450
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.301164         10.687313        2,304,564.3300
  01/01/2005    to  12/31/2005       10.687313         11.604154        3,797,155.8861
  01/01/2006    to  12/31/2006       11.604154         12.972623        3,696,892.5187
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.101328         10.391330        9,244,968.6310
  01/01/2005    to  12/31/2005       10.391330         10.949726       15,654,665.8225
  01/01/2006    to  12/31/2006       10.949726         12.061156       15,970,090.4093
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.941459         10.107486          544,182.6754
  01/01/2005    to  12/31/2005       10.107486         10.387940        1,172,854.2321
  01/01/2006    to  12/31/2006       10.387940         11.099798        1,155,380.4528
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.241214         10.602224        7,443,048.7610
  01/01/2005    to  12/31/2005       10.602224         11.380836       13,124,730.2207
  01/01/2006    to  12/31/2006       11.380836         12.717038       14,850,374.1630
============   ==== ==========       =========         =========       ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.011402         10.227688        2,738,870.9120
  01/01/2005    to  12/31/2005       10.227688         10.645573        4,949,049.8811
  01/01/2006    to  12/31/2006       10.645573         11.543319        5,383,931.7361
============   ==== ==========       =========         =========       ===============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.660245         11.512395         1,016,218.6566
  01/01/2004    to  12/31/2004       11.512395         12.039797         1,852,928.5555
  01/01/2005    to  12/31/2005       12.039797         12.809506         1,105,784.6984
  01/01/2006    to  12/31/2006       12.809506         14.373156         1,107,678.6553
============   ==== ==========       =========         =========         ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998562         11.943726           765,505.5042
  01/01/2005    to  12/31/2005       11.943726         13.208544           945,753.5764
  01/01/2006    to  12/31/2006       13.208544         15.016817         1,186,087.0928
============   ==== ==========       =========         =========         ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.704299         11.664171         1,582,080.9990
  01/01/2004    to  12/31/2004       11.664171         13.813691         2,499,190.8720
  01/01/2005    to  12/31/2005       13.813691         15.507328         2,150,637.1787
  01/01/2006    to  12/31/2006       15.507328         19.635353         2,631,951.7652
============   ==== ==========       =========         =========         ==============
 LAZARD MID-CAP SUB-ACCOUNT
  05/01/2003    to  12/31/2003        9.676034         11.933125           969,677.0465
  01/01/2004    to  12/31/2004       11.933125         13.414325           939,494.6966
  01/01/2005    to  12/31/2005       13.414325         14.244599           812,668.8522
  01/01/2006    to  12/31/2006       14.244599         16.052398           792,054.4037
============   ==== ==========       =========         =========         ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  05/01/2003    to  12/31/2003        5.472328          6.656250         2,189,655.8426
  01/01/2004    to  12/31/2004        6.656250          7.092530         2,634,521.3969
  01/01/2005    to  12/31/2005        7.092530          7.916077         1,451,202.3221
  01/01/2006    to  12/31/2006        7.916077          7.643879         1,541,034.7726
============   ==== ==========       =========         =========         ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246575         10.619411            17,170.5774
  01/01/2006    to  12/31/2006       10.619411         11.122610           296,078.0348
============   ==== ==========       =========         =========         ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988562         10.315213            65,186.2876
============   ==== ==========       =========         =========         ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003    to  12/31/2003       14.607628         15.968273         2,217,899.1634
  01/01/2004    to  12/31/2004       15.968273         16.971948         2,305,656.3497
  01/01/2005    to  12/31/2005       16.971948         16.927392         1,537,124.4946
  01/01/2006    to  12/31/2006       16.927392         18.156219         1,546,336.5949
============   ==== ==========       =========         =========         ==============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003    to  12/31/2003       34.344447         42.722358         1,078,327.5527
  01/01/2004    to  12/31/2004       42.722358         47.288467         1,278,395.0330
  01/01/2005    to  12/31/2005       47.288467         48.046567           944,813.1184
  01/01/2006    to  12/31/2006       48.046567         55.612548         1,006,501.2743
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988562         10.453918           150,669.8182
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        7.289616          9.411295           782,001.8856
  01/01/2004    to  12/31/2004        9.411295         11.056455         1,884,428.7072
  01/01/2005    to  12/31/2005       11.056455         12.649518         1,378,894.2445
  01/01/2006    to  12/31/2006       12.649518         15.732735         1,689,045.0405
============   ==== ==========       =========         =========         ==============
 MONEY MARKET SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.035084          9.941055           762,469.3722
  01/01/2004    to  12/31/2004        9.941055          9.830775           705,063.1521
  01/01/2005    to  04/30/2005        9.830775          9.832408            15,384.7195
============   ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998562         12.803566           715,423.2729
  01/01/2005    to  12/31/2005       12.803566         14.253740           515,191.5715
  01/01/2006    to  12/31/2006       14.253740         19.271313           862,705.3728
============   ==== ==========       =========         =========         ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.505698          7.897196         4,020,523.3423
  01/01/2004    to  12/31/2004        7.897196          8.256769         4,933,536.0487
  01/01/2005    to  12/31/2005        8.256769          8.496442         3,325,789.3318
  01/01/2006    to  12/31/2006        8.496442          8.985325         3,267,057.7938
============   ==== ==========       =========         =========         ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.411529         2,159,263.8369
  01/01/2004    to  12/31/2004       10.411529         11.152314         3,469,965.1450
  01/01/2005    to  12/31/2005       11.152314         11.111391         2,463,646.6739
  01/01/2006    to  12/31/2006       11.111391         10.961391         2,220,380.5386
============   ==== ==========       =========         =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003    to  12/31/2003       11.542328         11.581293         2,576,587.2669
  01/01/2004    to  12/31/2004       11.581293         11.946656         2,682,203.9735
  01/01/2005    to  12/31/2005       11.946656         12.003835         2,243,440.5285
  01/01/2006    to  12/31/2006       12.003835         12.329076         2,475,380.0163
============   ==== ==========       =========         =========         ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.386488          7.657424           517,765.8984
  01/01/2004    to  11/19/2004        7.657424          7.842093           672,573.1924
============   ==== ==========       =========         =========         ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003    to  12/31/2003        3.285104          4.561046         751,484.2936
  01/01/2004    to  12/31/2004        4.561046          4.288441       1,387,165.3470
  01/01/2005    to  12/31/2005        4.288441          4.678488         881,423.9561
  01/01/2006    to  12/31/2006        4.678488          4.843341         981,053.7874
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        4.729155          6.072712       2,709,467.8857
  01/01/2004    to  12/31/2004        6.072712          7.030656       2,304,586.4158
  01/01/2005    to  12/31/2005        7.030656          7.919619       2,509,867.3433
  01/01/2006    to  12/31/2006        7.919619          8.262314       2,787,888.8492
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.441884         11.414006       1,753,064.5796
  01/01/2004    to  12/31/2004       11.414006         14.188273       2,329,772.3620
  01/01/2005    to  12/31/2005       14.188273         16.100983       2,080,104.1971
  01/01/2006    to  12/31/2006       16.100983         17.899981       2,201,821.2268
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998562         11.088963         607,504.4692
  01/01/2005    to  12/31/2005       11.088963         12.134782         384,671.9183
  01/01/2006    to  12/31/2006       12.134782         12.648888         488,658.0219
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998562         10.451325         404,253.5662
  01/01/2006    to  12/31/2006       10.451325         11.919227         733,338.5778
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.832112          9.912691       1,636,855.6528
  01/01/2006    to  12/31/2006        9.912691         10.184528       2,928,687.9304
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.504143         10.683910       2,758,052.1367
  01/01/2004    to  12/31/2004       10.683910         11.772734       4,984,547.1735
  01/01/2005    to  12/31/2005       11.772734         12.741735       3,808,951.1096
  01/01/2006    to  12/31/2006       12.741735         14.325075       4,090,483.3841
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.872809         13.862260       2,071,231.0065
  01/01/2004    to  12/31/2004       13.862260         14.935957       2,326,417.7204
  01/01/2005    to  12/31/2005       14.935957         16.102428       2,059,343.2150
  01/01/2006    to  12/31/2006       16.102428         17.750131       1,938,746.9426
============   ==== ==========       =========         =========       ==============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.040998          9.698673         1,534,395.9590
  01/01/2004    to  12/31/2004        9.698673         10.381735         2,143,440.0559
  01/01/2005    to  12/31/2005       10.381735         11.583229         1,427,441.4251
  01/01/2006    to  12/31/2006       11.583229         11.670094         1,638,152.1073
============   ==== ==========       =========         =========        ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.580805         10.371889           800,039.6336
  01/01/2004    to  12/31/2004       10.371889         11.239084         1,579,342.3803
  01/01/2005    to  12/31/2005       11.239084         11.527947         1,708,923.5260
  01/01/2006    to  12/31/2006       11.527947         13.048866         1,484,207.7008
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212         15.181339            22,550.0470
  01/01/2006    to  12/31/2006       15.181339         15.502724            86,787.6793
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.300629         10.685617         2,213,209.3000
  01/01/2005    to  12/31/2005       10.685617         11.590752         5,453,491.2845
  01/01/2006    to  12/31/2006       11.590752         12.944726         7,434,056.8268
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.100803         10.389680        13,257,270.6000
  01/01/2005    to  12/31/2005       10.389680         10.937077        30,155,136.3775
  01/01/2006    to  12/31/2006       10.937077         12.035216        44,641,442.0347
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.940942         10.105881         1,028,820.4850
  01/01/2005    to  12/31/2005       10.105881         10.375938         3,083,958.7669
  01/01/2006    to  12/31/2006       10.375938         11.075921         5,087,809.1993
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.240681         10.600541        10,403,515.5800
  01/01/2005    to  12/31/2005       10.600541         11.367691        25,977,701.3949
  01/01/2006    to  12/31/2006       11.367691         12.689689        45,893,148.8369
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.010881         10.226064         4,046,698.7430
  01/01/2005    to  12/31/2005       10.226064         10.633274         9,743,418.7961
  01/01/2006    to  12/31/2006       10.633274         11.518490        14,282,137.9124
============   ==== ==========       =========         =========        ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.653502         11.499598         984,920.2486
  01/01/2004    to  12/31/2004       11.499598         12.020385       1,623,020.9578
  01/01/2005    to  12/31/2005       12.020385         12.782480       1,176,064.6357
  01/01/2006    to  12/31/2006       12.782480         14.335678         972,968.3298
============   ==== ==========       =========         =========       ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998521         11.939720         642,749.4681
  01/01/2005    to  12/31/2005       11.939720         13.197536         755,942.8156
  01/01/2006    to  12/31/2006       13.197536         14.996823         880,136.7237
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.697507         11.651185       1,480,540.4357
  01/01/2004    to  12/31/2004       11.651185         13.791399       2,141,878.0681
  01/01/2005    to  12/31/2005       13.791399         15.474588       1,708,844.9828
  01/01/2006    to  12/31/2006       15.474588         19.584134       1,778,510.3311
============   ==== ==========       =========         =========       ==============
 LAZARD MID-CAP SUB-ACCOUNT
  05/01/2003    to  12/31/2003        9.668482         11.919827       1,159,676.0099
  01/01/2004    to  12/31/2004       11.919827         13.392661         960,651.1466
  01/01/2005    to  12/31/2005       13.392661         14.214507         787,627.2410
  01/01/2006    to  12/31/2006       14.214507         16.010503         624,114.6295
============   ==== ==========       =========         =========       ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  05/01/2003    to  12/31/2003        5.459552          6.638491       2,448,116.8208
  01/01/2004    to  12/31/2004        6.638491          7.070062       2,574,044.8090
  01/01/2005    to  12/31/2005        7.070062          7.887068       1,420,964.3860
  01/01/2006    to  12/31/2006        7.887068          7.612069       1,339,272.4269
============   ==== ==========       =========         =========       ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246477         10.618538           5,368.6632
  01/01/2006    to  12/31/2006       10.618538         11.116150         197,254.1536
============   ==== ==========       =========         =========       ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988521         10.311750         133,934.5438
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003    to  12/31/2003       14.573624         15.925780       3,507,953.9211
  01/01/2004    to  12/31/2004       15.925780         16.918301       2,771,874.1357
  01/01/2005    to  12/31/2005       16.918301         16.865474       1,846,433.2934
  01/01/2006    to  12/31/2006       16.865474         18.080789       1,699,415.0615
============   ==== ==========       =========         =========       ==============

                         1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003    to  12/31/2003       34.264456         42.608637         1,374,254.9266
  01/01/2004    to  12/31/2004       42.608637         47.138957         1,417,141.8408
  01/01/2005    to  12/31/2005       47.138957         47.870784         1,076,495.9235
  01/01/2006    to  12/31/2006       47.870784         55.381470           954,509.0865
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988521         10.450406            72,747.7988
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        7.272616          9.386204         1,209,618.3405
  01/01/2004    to  12/31/2004        9.386204         11.021453         2,069,121.5884
  01/01/2005    to  12/31/2005       11.021453         12.603190         1,522,889.8641
  01/01/2006    to  12/31/2006       12.603190         15.667304         1,628,699.0663
============   ==== ==========       =========         =========         ==============
 MONEY MARKET SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.011718          9.914594         1,452,290.1044
  01/01/2004    to  12/31/2004        9.914594          9.799692         1,055,081.7100
  01/01/2005    to  04/30/2005        9.799692          9.799722                 0.0000
============   ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998521         12.799274           597,141.0429
  01/01/2005    to  12/31/2005       12.799274         14.241861           448,104.2114
  01/01/2006    to  12/31/2006       14.241861         19.245665           603,303.4149
============   ==== ==========       =========         =========         ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.490541          7.876171         4,817,764.5225
  01/01/2004    to  12/31/2004        7.876171          8.230659         5,530,751.6105
  01/01/2005    to  12/31/2005        8.230659          8.465353         3,883,884.1478
  01/01/2006    to  12/31/2006        8.465353          8.947983         3,487,237.6422
============   ==== ==========       =========         =========         ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.408048         2,507,733.3149
  01/01/2004    to  12/31/2004       10.408048         11.142998         3,061,984.3576
  01/01/2005    to  12/31/2005       11.142998         11.096573         2,274,973.7393
  01/01/2006    to  12/31/2006       11.096573         10.941314         2,055,042.1997
============   ==== ==========       =========         =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003    to  12/31/2003       11.515455         11.550473         4,240,212.2557
  01/01/2004    to  12/31/2004       11.550473         11.908891         3,592,733.8360
  01/01/2005    to  12/31/2005       11.908891         11.959923         3,021,342.6907
  01/01/2006    to  12/31/2006       11.959923         12.277851         2,847,466.1932
============   ==== ==========       =========         =========         ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.371611          7.637036         1,094,159.0554
  01/01/2004    to  11/19/2004        7.637036          7.817754           993,305.6103
============   ==== ==========       =========         =========         ==============

                         1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003    to  12/31/2003        3.277419          4.548861         1,097,034.0651
  01/01/2004    to  12/31/2004        4.548861          4.274839         1,658,801.2050
  01/01/2005    to  12/31/2005        4.274839          4.661325           961,138.9494
  01/01/2006    to  12/31/2006        4.661325          4.823166           908,692.4532
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        4.718127          6.056532         2,893,956.4329
  01/01/2004    to  12/31/2004        6.056532          7.008410         2,048,930.8382
  01/01/2005    to  12/31/2005        7.008410          7.890626         2,222,654.6618
  01/01/2006    to  12/31/2006        7.890626          8.227961         2,043,114.2190
============   ==== ==========       =========         =========         ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.437663         11.404493         1,782,235.4316
  01/01/2004    to  12/31/2004       11.404493         14.169346         2,104,571.8357
  01/01/2005    to  12/31/2005       14.169346         16.071495         1,840,652.9726
  01/01/2006    to  12/31/2006       16.071495         17.858290         1,755,732.0486
============   ==== ==========       =========         =========         ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998521         11.085242           523,770.7046
  01/01/2005    to  12/31/2005       11.085242         12.124664           304,613.1156
  01/01/2006    to  12/31/2006       12.124664         12.632037           340,639.0078
============   ==== ==========       =========         =========         ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998521         10.447819           156,499.5392
  01/01/2006    to  12/31/2006       10.447819         11.909290           338,153.6938
============   ==== ==========       =========         =========         ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.799387          9.876423           836,908.6974
  01/01/2006    to  12/31/2006        9.876423         10.142207         1,380,988.0751
============   ==== ==========       =========         =========         ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.484340         10.655482         4,063,318.9486
  01/01/2004    to  12/31/2004       10.655482         11.735525         5,616,092.4340
  01/01/2005    to  12/31/2005       11.735525         12.695134         4,489,657.5895
  01/01/2006    to  12/31/2006       12.695134         14.265570         4,233,485.5363
============   ==== ==========       =========         =========         ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.847497         13.825385         2,883,328.2301
  01/01/2004    to  12/31/2004       13.825385         14.888758         2,775,140.5731
  01/01/2005    to  12/31/2005       14.888758         16.043544         2,228,217.0660
  01/01/2006    to  12/31/2006       16.043544         17.676407         1,978,532.4121
============   ==== ==========       =========         =========         ==============

                         1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.036977          9.690594         1,724,473.5507
  01/01/2004    to  12/31/2004        9.690594         10.367887         2,142,412.1792
  01/01/2005    to  12/31/2005       10.367887         11.562016         1,560,795.8047
  01/01/2006    to  12/31/2006       11.562016         11.642913         1,547,216.5941
============   ==== ==========       =========         =========        ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.574110         10.360344         1,312,372.0999
  01/01/2004    to  12/31/2004       10.360344         11.220948         1,562,037.4490
  01/01/2005    to  12/31/2005       11.220948         11.503609         1,519,249.0129
  01/01/2006    to  12/31/2006       11.503609         13.014826         1,318,334.2929
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382         15.096769            14,731.7289
  01/01/2006    to  12/31/2006       15.096769         15.408678            39,328.2866
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.300361         10.684769         1,487,877.4590
  01/01/2005    to  12/31/2005       10.684769         11.584057         3,909,384.7415
  01/01/2006    to  12/31/2006       11.584057         12.930800         3,940,889.4579
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.100540         10.388855         8,421,041.7640
  01/01/2005    to  12/31/2005       10.388855         10.930758        20,949,578.4864
  01/01/2006    to  12/31/2006       10.930758         12.022266        27,286,538.8309
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.940683         10.105078         1,595,158.4110
  01/01/2005    to  12/31/2005       10.105078         10.369941         2,443,244.2844
  01/01/2006    to  12/31/2006       10.369941         11.064002         2,898,156.1817
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.240415         10.599700         7,829,502.2490
  01/01/2005    to  12/31/2005       10.599700         11.361125        19,917,570.3516
  01/01/2006    to  12/31/2006       11.361125         12.676036        29,901,569.1855
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.010620         10.225252         4,072,519.8390
  01/01/2005    to  12/31/2005       10.225252         10.627130         9,201,916.9296
  01/01/2006    to  12/31/2006       10.627130         11.506096        11,247,462.2064
============   ==== ==========       =========         =========        ===============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.838879           18,638.7556
  01/01/2002    to  12/31/2002       11.838879          8.421029          168,439.4636
  01/01/2003    to  12/31/2003        8.421029         11.473990          754,676.3210
  01/01/2004    to  12/31/2004       11.473990         11.981598        1,280,199.2526
  01/01/2005    to  12/31/2005       11.981598         12.728544          820,853.3167
  01/01/2006    to  12/31/2006       12.728544         14.260960          740,367.1024
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998438         11.931716          465,390.7868
  01/01/2005    to  12/31/2005       11.931716         13.175555          638,172.2854
  01/01/2006    to  12/31/2006       13.175555         14.956929          796,969.2487
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.923190               94.4373
  01/01/2002    to  12/31/2002       10.923190          8.778461           43,565.6140
  01/01/2003    to  12/31/2003        8.778461         11.625277        1,067,394.2768
  01/01/2004    to  12/31/2004       11.625277         13.746952        1,667,703.1943
  01/01/2005    to  12/31/2005       13.746952         15.409353        1,282,258.0943
  01/01/2006    to  12/31/2006       15.409353         19.482154        1,443,863.0159
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.978760           31,216.9571
  01/01/2002    to  12/31/2002       10.978760          9.606799          216,961.1672
  01/01/2003    to  12/31/2003        9.606799         11.893317          828,392.8204
  01/01/2004    to  12/31/2004       11.893317         13.349490          765,475.6868
  01/01/2005    to  12/31/2005       13.349490         14.154574          603,413.4304
  01/01/2006    to  12/31/2006       14.154574         15.927114          560,292.1986
============   ==== ==========       =========         =========        ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  03/21/2001    to  12/31/2001        8.041634          7.279536          115,484.7875
  01/01/2002    to  12/31/2002        7.279536          5.154251          286,849.2794
  01/01/2003    to  12/31/2003        5.154251          6.620031        1,802,196.0562
  01/01/2004    to  12/31/2004        6.620031          7.043338        1,923,348.2733
  01/01/2005    to  12/31/2005        7.043338          7.849430        1,230,788.4022
  01/01/2006    to  12/31/2006        7.849430          7.568189        1,135,831.0174
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246282         10.616793           14,518.9346
  01/01/2006    to  12/31/2006       10.616793         11.103240          778,942.9631
============   ==== ==========       =========         =========        ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988438         10.304828           24,678.2581
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001    to  12/31/2001       13.963875         13.924032           29,458.0761
  01/01/2002    to  12/31/2002       13.924032         13.583639          247,038.0811
  01/01/2003    to  12/31/2003       13.583639         15.881558        1,711,235.4675
  01/01/2004    to  12/31/2004       15.881558         16.854422        1,700,183.8269
  01/01/2005    to  12/31/2005       16.854422         16.785051        1,126,430.5272
  01/01/2006    to  12/31/2006       16.785051         17.976644        1,086,758.7958
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001    to  12/31/2001       39.123031         41.231685           80,423.6750
  01/01/2002    to  12/31/2002       41.231685         33.124735          266,108.4525
  01/01/2003    to  12/31/2003       33.124735         42.490294        1,028,814.3410
  01/01/2004    to  12/31/2004       42.490294         46.960946        1,127,359.5546
  01/01/2005    to  12/31/2005       46.960946         47.642491          838,033.3523
  01/01/2006    to  12/31/2006       47.642491         55.062455          832,858.1777
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988438         10.443386           61,894.0304
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.805686          8.348474           79,785.0455
  01/01/2002    to  12/31/2002        8.348474          7.224602          263,793.2750
  01/01/2003    to  12/31/2003        7.224602          9.360152          668,332.2299
  01/01/2004    to  12/31/2004        9.360152         10.979856        1,371,702.0629
  01/01/2005    to  12/31/2005       10.979856         12.543118        1,048,425.7713
  01/01/2006    to  12/31/2006       12.543118         15.577096        1,324,091.3409
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.032441         10.114716          309,736.2036
  01/01/2002    to  12/31/2002       10.114716         10.033146          473,529.8768
  01/01/2003    to  12/31/2003       10.033146          9.887065          754,276.1323
  01/01/2004    to  12/31/2004        9.887065          9.762689          569,937.6104
  01/01/2005    to  04/30/2005        9.762689          9.759537            3,293.9145
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998438         12.790697          448,931.1752
  01/01/2005    to  12/31/2005       12.790697         14.218141          457,667.2761
  01/01/2006    to  12/31/2006       14.218141         19.194490          706,727.4837
============   ==== ==========       =========         =========        ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.558733          8.433892         285,164.1452
  01/01/2002    to  12/31/2002        8.433892          6.228069         861,756.7272
  01/01/2003    to  12/31/2003        6.228069          7.854290       3,492,160.9173
  01/01/2004    to  12/31/2004        7.854290          8.199570       4,131,977.5777
  01/01/2005    to  12/31/2005        8.199570          8.424977       2,949,553.7719
  01/01/2006    to  12/31/2006        8.424977          8.896428       2,832,565.6219
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.401088       1,548,238.9531
  01/01/2004    to  12/31/2004       10.401088         11.124393       2,348,867.5763
  01/01/2005    to  12/31/2005       11.124393         11.067004       1,872,092.1192
  01/01/2006    to  12/31/2006       11.067004         10.901283       1,987,044.5726
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.161771         10.495175         198,802.8859
  01/01/2002    to  12/31/2002       10.495175         11.254708       1,057,186.4270
  01/01/2003    to  12/31/2003       11.254708         11.518393       2,164,984.1662
  01/01/2004    to  12/31/2004       11.518393         11.863917       2,064,108.2669
  01/01/2005    to  12/31/2005       11.863917         11.902882       1,662,486.0267
  01/01/2006    to  12/31/2006       11.902882         12.207117       2,342,787.3303
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.137898          8.034479          98,227.5839
  01/01/2002    to  12/31/2002        8.034479          6.242515         193,761.9457
  01/01/2003    to  12/31/2003        6.242515          7.615832         491,229.4686
  01/01/2004    to  11/19/2004        7.615832          7.789155         628,014.4597
============   ==== ==========       =========         =========       ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  03/21/2001    to  12/31/2001        7.234270          6.069589         101,817.0063
  01/01/2002    to  12/31/2002        6.069589          2.934022         289,926.7780
  01/01/2003    to  12/31/2003        2.934022          4.536216         786,150.0851
  01/01/2004    to  12/31/2004        4.536216          4.258682       1,231,242.5910
  01/01/2005    to  12/31/2005        4.258682          4.639082         948,466.6679
  01/01/2006    to  12/31/2006        4.639082          4.795367         870,261.8653
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.099086          8.204508         151,657.9395
  01/01/2002    to  12/31/2002        8.204508          4.504875         410,075.7851
  01/01/2003    to  12/31/2003        4.504875          6.039673       2,197,630.1348
  01/01/2004    to  12/31/2004        6.039673          6.981901       1,971,653.9916
  01/01/2005    to  12/31/2005        6.981901          7.852952       1,749,537.6740
  01/01/2006    to  12/31/2006        7.852952          8.180513       1,877,045.2415
============   ==== ==========       =========         =========       ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.204986         196,052.5264
  01/01/2003    to  12/31/2003        8.204986         11.385490       1,287,783.9731
  01/01/2004    to  12/31/2004       11.385490         14.131572       1,715,706.2330
  01/01/2005    to  12/31/2005       14.131572         16.012689       1,610,231.6767
  01/01/2006    to  12/31/2006       16.012689         17.775216       1,771,398.0074
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998438         11.077804         425,828.7454
  01/01/2005    to  12/31/2005       11.077804         12.104461         252,330.7747
  01/01/2006    to  12/31/2006       12.104461         12.598415         414,552.4863
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998438         10.440811          81,993.7821
  01/01/2006    to  12/31/2006       10.440811         11.889440         287,564.3432
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.759123          9.829323         745,305.1838
  01/01/2006    to  12/31/2006        9.829323         10.083779         959,252.7544
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.116997         286,807.3158
  01/01/2002    to  12/31/2002       10.116997          8.283563         791,864.3525
  01/01/2003    to  12/31/2003        8.283563         10.625867       2,611,291.2113
  01/01/2004    to  12/31/2004       10.625867         11.691186       3,771,622.5577
  01/01/2005    to  12/31/2005       11.691186         12.634573       2,990,969.8038
  01/01/2006    to  12/31/2006       12.634573         14.183373       2,926,032.1850
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.901244         174,140.7693
  01/01/2002    to  12/31/2002       11.901244         10.618492         670,829.4633
  01/01/2003    to  12/31/2003       10.618492         13.787013       2,059,838.4388
  01/01/2004    to  12/31/2004       13.787013         14.832557       2,192,766.3823
  01/01/2005    to  12/31/2005       14.832557         15.967065       1,837,384.5287
  01/01/2006    to  12/31/2006       15.967065         17.574617       1,664,990.4354
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.602564          73,855.4034
  01/01/2003    to  12/31/2003        7.602564          9.674439       1,172,461.3599
  01/01/2004    to  12/31/2004        9.674439         10.340233       1,645,901.3429
  01/01/2005    to  12/31/2005       10.340233         11.519694       1,126,690.4531
  01/01/2006    to  12/31/2006       11.519694         11.588731       1,222,537.2190
============   ==== ==========       =========         =========       ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.837498           20,493.0070
  01/01/2002    to  12/31/2002       10.837498          8.239034          270,170.6308
  01/01/2003    to  12/31/2003        8.239034         10.337295          662,457.2601
  01/01/2004    to  12/31/2004       10.337295         11.184770        1,062,486.9123
  01/01/2005    to  12/31/2005       11.184770         11.455096          948,385.9606
  01/01/2006    to  12/31/2006       11.455096         12.947028          927,907.6398
============   ==== ==========       =========         =========       ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.993974         14.929039           18,584.4022
  01/01/2006    to  12/31/2006       14.929039         15.222294          106,625.8664
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.299826         10.683074        1,069,672.4010
  01/01/2005    to  12/31/2005       10.683074         11.570684        3,214,740.0473
  01/01/2006    to  12/31/2006       11.570684         12.903002        4,398,997.4450
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.100015         10.387206        8,807,823.5290
  01/01/2005    to  12/31/2005       10.387206         10.918136       17,721,069.7741
  01/01/2006    to  12/31/2006       10.918136         11.996419       24,085,573.8268
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.940166         10.103473          586,448.2435
  01/01/2005    to  12/31/2005       10.103473         10.357964        1,408,916.6816
  01/01/2006    to  12/31/2006       10.357964         11.040211        2,194,364.1670
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.239883         10.598018        5,966,809.4160
  01/01/2005    to  12/31/2005       10.598018         11.348007       14,686,703.6966
  01/01/2006    to  12/31/2006       11.348007         12.648785       23,609,063.4459
============   ==== ==========       =========         =========       ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.010099         10.223628        2,954,333.1140
  01/01/2005    to  12/31/2005       10.223628         10.614857        6,636,215.7766
  01/01/2006    to  12/31/2006       10.614857         11.481355        8,463,388.9588
============   ==== ==========       =========         =========       ===============

                        2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.626518         11.448459         209,079.3313
  01/01/2004    to  12/31/2004       11.448459         11.942952         216,402.4753
  01/01/2005    to  12/31/2005       11.942952         12.674847         139,898.6832
  01/01/2006    to  12/31/2006       12.674847         14.186639         135,316.6926
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998356         11.923714          90,770.9843
  01/01/2005    to  12/31/2005       11.923714         13.153602          64,931.9032
  01/01/2006    to  12/31/2006       13.153602         14.917127          79,908.5255
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.670416         11.599408         323,720.5784
  01/01/2004    to  12/31/2004       11.599408         13.702620         281,617.2411
  01/01/2005    to  12/31/2005       13.702620         15.344356         187,201.4154
  01/01/2006    to  12/31/2006       15.344356         19.380650         199,007.4686
============   ==== ==========       =========         =========         ============
 LAZARD MID-CAP SUB-ACCOUNT
  05/01/2003    to  12/31/2003        9.638372         11.866859         191,879.5904
  01/01/2004    to  12/31/2004       11.866859         13.306444          97,660.0132
  01/01/2005    to  12/31/2005       13.306444         14.094875          80,145.2322
  01/01/2006    to  12/31/2006       14.094875         15.844132          78,560.7007
============   ==== ==========       =========         =========         ============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  05/01/2003    to  12/31/2003        5.448435          6.616144         455,358.6195
  01/01/2004    to  12/31/2004        6.616144          7.032146         311,399.3473
  01/01/2005    to  12/31/2005        7.032146          7.829149         179,721.8516
  01/01/2006    to  12/31/2006        7.829149          7.541105         179,333.7057
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246086         10.615048           1,168.7764
  01/01/2006    to  12/31/2006       10.615048         11.090346          24,837.5020
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988356         10.297910          10,521.3492
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003    to  12/31/2003       14.543946         15.872127         417,792.4078
  01/01/2004    to  12/31/2004       15.872127         16.827533         364,390.8362
  01/01/2005    to  12/31/2005       16.827533         16.741568         234,964.9413
  01/01/2006    to  12/31/2006       16.741568         17.912204         241,944.4990
============   ==== ==========       =========         =========         ============

                        2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003    to  12/31/2003       34.194526         42.464964         236,378.2919
  01/01/2004    to  12/31/2004       42.464964         46.885921         179,615.1724
  01/01/2005    to  12/31/2005       46.885921         47.518965         119,375.0745
  01/01/2006    to  12/31/2006       47.518965         54.864963         105,293.7574
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988356         10.436370           5,663.6056
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        7.257802          9.354589         125,668.3031
  01/01/2004    to  12/31/2004        9.354589         10.962337         226,306.1175
  01/01/2005    to  12/31/2005       10.962337         12.510627         153,670.0885
  01/01/2006    to  12/31/2006       12.510627         15.521265         152,603.8290
============   ==== ==========       =========         =========         ============
 MONEY MARKET SUB-ACCOUNT
  05/01/2003    to  12/31/2003        9.991329          9.881184         147,194.2876
  01/01/2004    to  12/31/2004        9.881184          9.747102          55,854.1411
  01/01/2005    to  04/30/2005        9.747102          9.740779               0.0000
============   ==== ==========       =========         =========         ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998356         12.782124          94,675.0123
  01/01/2005    to  12/31/2005       12.782124         14.194452          60,758.6799
  01/01/2006    to  12/31/2006       14.194452         19.143432          59,929.2313
============   ==== ==========       =========         =========         ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.477297          7.849613         764,564.4127
  01/01/2004    to  12/31/2004        7.849613          8.186475         578,892.3625
  01/01/2005    to  12/31/2005        8.186475          8.403139         383,399.9285
  01/01/2006    to  12/31/2006        8.403139          8.864521         415,622.8526
============   ==== ==========       =========         =========         ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.394134         322,336.5344
  01/01/2004    to  12/31/2004       10.394134         11.105815         382,850.1796
  01/01/2005    to  12/31/2005       11.105815         11.037506         240,763.4548
  01/01/2006    to  12/31/2006       11.037506         10.861386         234,597.8530
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003    to  12/31/2003       11.492012         11.511554         497,120.5407
  01/01/2004    to  12/31/2004       11.511554         11.844988         425,802.7201
  01/01/2005    to  12/31/2005       11.844988         11.872043         338,717.0987
  01/01/2006    to  12/31/2006       11.872043         12.163353         316,052.9643
============   ==== ==========       =========         =========         ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.358618          7.611301          70,796.5636
  01/01/2004    to  11/19/2004        7.611301          7.777635          65,908.0464
============   ==== ==========       =========         =========         ============

                        2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003    to  12/31/2003        3.270753          4.533561         104,135.7145
  01/01/2004    to  12/31/2004        4.533561          4.251921         128,383.3200
  01/01/2005    to  12/31/2005        4.251921          4.627103          96,637.1328
  01/01/2006    to  12/31/2006        4.627103          4.778214         165,523.0728
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        4.708482          6.036086         372,163.5120
  01/01/2004    to  12/31/2004        6.036086          6.970762         184,054.1202
  01/01/2005    to  12/31/2005        6.970762          7.832612         189,972.5494
  01/01/2006    to  12/31/2006        7.832612          8.151187         230,374.7017
============   ==== ==========       =========         =========         ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.420782         11.366509         309,778.3536
  01/01/2004    to  12/31/2004       11.366509         14.093881         237,618.1892
  01/01/2005    to  12/31/2005       14.093881         15.954074         159,236.5674
  01/01/2006    to  12/31/2006       15.954074         17.692495         160,732.2609
============   ==== ==========       =========         =========         ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998356         11.070369          72,267.0575
  01/01/2005    to  12/31/2005       11.070369         12.084285          38,479.3992
  01/01/2006    to  12/31/2006       12.084285         12.564869          40,347.6562
============   ==== ==========       =========         =========         ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998356         10.433808          13,561.9235
  01/01/2006    to  12/31/2006       10.433808         11.869623          48,946.3675
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.740285          9.803847          48,880.7654
  01/01/2006    to  12/31/2006        9.803847         10.047619          56,043.2683
============   ==== ==========       =========         =========         ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.467022         10.619550         482,534.2938
  01/01/2004    to  12/31/2004       10.619550         11.672528         522,761.2432
  01/01/2005    to  12/31/2005       11.672528         12.601842         342,980.9688
  01/01/2006    to  12/31/2006       12.601842         14.132531         346,491.1543
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.825376         13.778783         382,297.8868
  01/01/2004    to  12/31/2004       13.778783         14.808845         295,898.9014
  01/01/2005    to  12/31/2005       14.808845         15.925655         240,151.0204
  01/01/2006    to  12/31/2006       15.925655         17.511568         230,268.1206
============   ==== ==========       =========         =========         ============

                        2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.020892          9.658301         292,340.8749
  01/01/2004    to  12/31/2004        9.658301         10.312638         253,634.4079
  01/01/2005    to  12/31/2005       10.312638         11.477507         163,490.7278
  01/01/2006    to  12/31/2006       11.477507         11.534778         166,034.8344
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.547392         10.314288         154,141.2558
  01/01/2004    to  12/31/2004       10.314288         11.148694         103,713.0930
  01/01/2005    to  12/31/2005       11.148694         11.406769         130,714.9227
  01/01/2006    to  12/31/2006       11.406769         12.879559         131,588.8315
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.837222         14.763172               0.0000
  01/01/2006    to  12/31/2006       14.763172         15.038163           1,095.1197
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.299291         10.681379         831,232.3423
  01/01/2005    to  12/31/2005       10.681379         11.557321       1,001,617.4838
  01/01/2006    to  12/31/2006       11.557321         12.875254         913,824.5016
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.099490         10.385557       1,201,151.8780
  01/01/2005    to  12/31/2005       10.385557         10.905523       2,664,536.4573
  01/01/2006    to  12/31/2006       10.905523         11.970617       3,258,534.4045
============   ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.939649         10.101868          93,959.5617
  01/01/2005    to  12/31/2005       10.101868         10.345995         546,701.4133
  01/01/2006    to  12/31/2006       10.345995         11.016462         498,622.4885
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.239351         10.596336       1,231,650.6370
  01/01/2005    to  12/31/2005       10.596336         11.334900       2,552,509.6525
  01/01/2006    to  12/31/2006       11.334900         12.621582       3,300,764.3244
============   ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.009579         10.222004         201,387.1473
  01/01/2005    to  12/31/2005       10.222004         10.602593         604,368.0698
  01/01/2006    to  12/31/2006       10.602593         11.456660         911,614.1911
============   ==== ==========       =========         =========       ==============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.834858         4,963.5205
  01/01/2002    to  12/31/2002       11.834858          8.405523       190,183.3562
  01/01/2003    to  12/31/2003        8.405523         11.435723       313,667.0044
  01/01/2004    to  12/31/2004       11.435723         11.923685       393,613.7625
  01/01/2005    to  12/31/2005       11.923685         12.648094       265,468.9951
  01/01/2006    to  12/31/2006       12.648094         14.149636       213,842.9712
============   ==== ==========       =========         =========       ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998315         11.919714        73,903.7494
  01/01/2005    to  12/31/2005       11.919714         13.142639        80,986.6847
  01/01/2006    to  12/31/2006       13.142639         14.897265        84,389.0735
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.919466           766.2948
  01/01/2002    to  12/31/2002       10.919466          8.762286        50,576.2405
  01/01/2003    to  12/31/2003        8.762286         11.586477       295,958.4795
  01/01/2004    to  12/31/2004       11.586477         13.680486       296,521.6943
  01/01/2005    to  12/31/2005       13.680486         15.311936       278,844.7095
  01/01/2006    to  12/31/2006       15.311936         19.330066       257,615.6710
============   ==== ==========       =========         =========       ============
 LAZARD MID-CAP SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.975020            10.0000
  01/01/2002    to  12/31/2002       10.975020          9.589118       120,294.6272
  01/01/2003    to  12/31/2003        9.589118         11.853651       329,984.9882
  01/01/2004    to  12/31/2004       11.853651         13.284973       245,822.5895
  01/01/2005    to  12/31/2005       13.284973         14.065118       203,167.6045
  01/01/2006    to  12/31/2006       14.065118         15.802802       198,231.3433
============   ==== ==========       =========         =========       ============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  03/21/2001    to  12/31/2001        8.041634          7.271012       178,768.9663
  01/01/2002    to  12/31/2002        7.271012          5.140483       492,175.2361
  01/01/2003    to  12/31/2003        5.140483          6.592476       700,094.8116
  01/01/2004    to  12/31/2004        6.592476          7.003478       685,779.1552
  01/01/2005    to  12/31/2005        7.003478          7.793346       443,459.6095
  01/01/2006    to  12/31/2006        7.793346          7.502875       369,270.5981
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.245988         10.614176        24,236.9302
  01/01/2006    to  12/31/2006       10.614176         11.083909       105,921.4343
============   ==== ==========       =========         =========       ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988315         10.294456         4,950.2688
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001    to  12/31/2001       13.963875         13.907731       162,449.6789
  01/01/2002    to  12/31/2002       13.907731         13.547402       517,037.0683
  01/01/2003    to  12/31/2003       13.547402         15.815460       989,389.3230
  01/01/2004    to  12/31/2004       15.815460         16.759052       625,967.8135
  01/01/2005    to  12/31/2005       16.759052         16.665125       434,170.7009
  01/01/2006    to  12/31/2006       16.665125         17.821527       338,175.6700
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001    to  12/31/2001       39.123031         41.183429        98,683.9583
  01/01/2002    to  12/31/2002       41.183429         33.036285       302,516.3348
  01/01/2003    to  12/31/2003       33.036285         42.313390       445,920.4349
  01/01/2004    to  12/31/2004       42.313390         46.695155       338,352.6795
  01/01/2005    to  12/31/2005       46.695155         47.302031       275,629.5718
  01/01/2006    to  12/31/2006       47.302031         54.587274       249,601.0989
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988315         10.432867         7,107.5222
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.805686          8.338689       120,184.4652
  01/01/2002    to  12/31/2002        8.338689          7.205307       329,704.3526
  01/01/2003    to  12/31/2003        7.205307          9.321176       415,065.3359
  01/01/2004    to  12/31/2004        9.321176         10.917708       406,868.9519
  01/01/2005    to  12/31/2005       10.917708         12.453487       326,612.1605
  01/01/2006    to  12/31/2006       12.453487         15.442674       349,136.4641
============   ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.032441         10.102880       155,782.0464
  01/01/2002    to  12/31/2002       10.102880         10.006370       812,823.1733
  01/01/2003    to  12/31/2003       10.006370          9.845895       689,082.9512
  01/01/2004    to  12/31/2004        9.845895          9.707423       524,372.4840
  01/01/2005    to  04/30/2005        9.707423          9.699543             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998315         12.777839        85,660.4603
  01/01/2005    to  12/31/2005       12.777839         14.182623        86,646.7443
  01/01/2006    to  12/31/2006       14.182623         19.117954       121,441.4993
============   ==== ==========       =========         =========       ============

                        2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.558733          8.424014         397,356.1448
  01/01/2002    to  12/31/2002        8.424014          6.211432       1,090,541.8353
  01/01/2003    to  12/31/2003        6.211432          7.821582       1,598,586.2859
  01/01/2004    to  12/31/2004        7.821582          8.153153       1,390,362.4784
  01/01/2005    to  12/31/2005        8.153153          8.364763       1,099,885.8882
  01/01/2006    to  12/31/2006        8.364763          8.819638         966,595.1524
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.390659         585,159.9842
  01/01/2004    to  12/31/2004       10.390659         11.096537         585,787.9719
  01/01/2005    to  12/31/2005       11.096537         11.022786         377,386.3163
  01/01/2006    to  12/31/2006       11.022786         10.841492         307,553.7396
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.161771         10.482897         333,283.9639
  01/01/2002    to  12/31/2002       10.482897         11.224688       1,751,045.9975
  01/01/2003    to  12/31/2003       11.224688         11.470430       1,446,312.1222
  01/01/2004    to  12/31/2004       11.470430         11.796756         992,771.1322
  01/01/2005    to  12/31/2005       11.796756         11.817806         913,535.7194
  01/01/2006    to  12/31/2006       11.817806         12.101748       1,030,788.4572
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.137898          8.025064          98,919.0269
  01/01/2002    to  12/31/2002        8.025064          6.225832         294,122.5696
  01/01/2003    to  12/31/2003        6.225832          7.584109         339,800.2841
  01/01/2004    to  11/19/2004        7.584109          7.746419         253,761.4379
============   ==== ==========       =========         =========       ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  03/21/2001    to  12/31/2001        7.234270          6.062465          62,555.9700
  01/01/2002    to  12/31/2002        6.062465          2.926172         293,830.3480
  01/01/2003    to  12/31/2003        2.926172          4.517320         431,395.9416
  01/01/2004    to  12/31/2004        4.517320          4.234564         549,600.5310
  01/01/2005    to  12/31/2005        4.234564          4.605918         306,787.5050
  01/01/2006    to  12/31/2006        4.605918          4.753966         242,613.5426
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.099086          8.194891         260,424.7394
  01/01/2002    to  12/31/2002        8.194891          4.492827         660,612.3553
  01/01/2003    to  12/31/2003        4.492827          6.014504       1,026,269.7378
  01/01/2004    to  12/31/2004        6.014504          6.942358         894,898.0689
  01/01/2005    to  12/31/2005        6.942358          7.796808         678,220.8621
  01/01/2006    to  12/31/2006        7.796808          8.109881         541,003.5879
============   ==== ==========       =========         =========       ==============

                        2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.196735         153,210.7769
  01/01/2003    to  12/31/2003        8.196735         11.357032         498,387.1721
  01/01/2004    to  12/31/2004       11.357032         14.075075         481,356.7515
  01/01/2005    to  12/31/2005       14.075075         15.924850         356,107.2832
  01/01/2006    to  12/31/2006       15.924850         17.651281         278,209.8687
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998315         11.066653          72,720.4509
  01/01/2005    to  12/31/2005       11.066653         12.074209          38,396.1621
  01/01/2006    to  12/31/2006       12.074209         12.548130          32,128.4084
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998315         10.430310          20,174.2044
  01/01/2006    to  12/31/2006       10.430310         11.859735          66,675.2605
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.699012          9.759072         491,186.1554
  01/01/2006    to  12/31/2006        9.759072          9.996747         550,092.3715
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.105156         264,065.3324
  01/01/2002    to  12/31/2002       10.105156          8.261442         926,236.8760
  01/01/2003    to  12/31/2003        8.261442         10.581621       1,207,417.2994
  01/01/2004    to  12/31/2004       10.581621         11.625009       1,152,446.2097
  01/01/2005    to  12/31/2005       11.625009         12.544286         931,670.1763
  01/01/2006    to  12/31/2006       12.544286         14.060972         798,348.3255
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.887327         190,105.0500
  01/01/2002    to  12/31/2002       11.887327         10.590154         707,706.4050
  01/01/2003    to  12/31/2003       10.590154         13.729638       1,047,445.9306
  01/01/2004    to  12/31/2004       13.729638         14.748628         788,616.8617
  01/01/2005    to  12/31/2005       14.748628         15.852993         614,163.1753
  01/01/2006    to  12/31/2006       15.852993         17.422981         476,295.2953
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.594921         203,591.0406
  01/01/2003    to  12/31/2003        7.594921          9.650244         362,983.1969
  01/01/2004    to  12/31/2004        9.650244         10.298871         322,774.8518
  01/01/2005    to  12/31/2005       10.298871         11.456474         240,519.6929
  01/01/2006    to  12/31/2006       11.456474         11.507898         209,568.7056
============   ==== ==========       =========         =========       ==============

                        2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.833803           13,284.4516
  01/01/2002    to  12/31/2002       10.833803          8.223862          280,709.2202
  01/01/2003    to  12/31/2003        8.223862         10.302806          297,423.1518
  01/01/2004    to  12/31/2004       10.302806         11.130703          304,165.5893
  01/01/2005    to  12/31/2005       11.130703         11.382685          276,939.7141
  01/01/2006    to  12/31/2006       11.382685         12.845959          234,191.3219
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.759517         14.680991           12,874.4648
  01/01/2006    to  12/31/2006       14.680991         14.947001              431.4388
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.299023         10.680531          351,842.2560
  01/01/2005    to  12/31/2005       10.680531         11.550645          559,103.1454
  01/01/2006    to  12/31/2006       11.550645         12.861402          560,429.2012
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.099227         10.384732        1,189,242.7010
  01/01/2005    to  12/31/2005       10.384732         10.899222        1,662,710.6885
  01/01/2006    to  12/31/2006       10.899222         11.957737        1,743,168.6375
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.939390         10.101066          132,798.5076
  01/01/2005    to  12/31/2005       10.101066         10.340016          263,723.7329
  01/01/2006    to  12/31/2006       10.340016         11.004607          650,012.0300
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.239085         10.595495        1,525,574.8060
  01/01/2005    to  12/31/2005       10.595495         11.328352        2,543,461.0656
  01/01/2006    to  12/31/2006       11.328352         12.608002        2,548,639.4385
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.009318         10.221193          402,991.4738
  01/01/2005    to  12/31/2005       10.221193         10.596466          544,993.1307
  01/01/2006    to  12/31/2006       10.596466         11.444331          598,545.2189
============   ==== ==========       =========         =========        ==============

FINANCIAL STATEMENTS


The financial statements of the Separate Account and the Company will be updated by amendment.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements (to be filed by amendment)
     --------------------------------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof (to be filed by amendment)

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2007.

3.   Statement of Operations for the year ended December 31, 2007.

4.   Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006.

5.   Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof (to be filed by amendment)

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2007 and 2006.

3.   Statements of Income for the years ended December 31, 2007, 2006 and 2005.

4.   Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.

5.   Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

6.   Notes to Financial Statements.


b.               Exhibits
                 --------------------------------------------------------------------------------------------------------
1.               Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(6)

2.               Not Applicable.

3.   (i)         Principal Underwriter's and Selling Agreement (effective January 1, 2001)(6)

     (ii)        Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(6)

     (iii)       Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC))(12)

     (iv)        Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (13)

4.   (i)         Individual Flexible Purchase Payment Deferred Variable Annuity Contract(1)

     (ii)        Enhanced Dollar Cost Averaging Rider(1)

     (iii)       Three Month Market Entry Rider(1)

     (iv)        Death Benefit Rider - Principal Protection(1)

     (v)         Death Benefit Rider - Compounded-Plus(1)

     (vi)        Death Benefit Rider - (Annual Step-Up)(1)

     (vii)       Guaranteed Minimum Income Benefit Rider - (Living Benefit)(1)

     (viii)      Additional Death Benefit Rider - (Earnings Preservation Benefit)(1)

     (ix)        Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(1)

     (x)         Terminal Illness Rider(1)

     (xi)        Individual Retirement Annuity Endorsement(1)

     (xii)       Roth Individual Retirement Annuity Endorsement(1)

     (xiii)      401 Plan Endorsement(1)

     (xiv)       Tax Sheltered Annuity Endorsement(1)

     (xv)        Unisex Annuity Rates Rider(1)

     (xvi)       Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
                 formerly Security First Life Insurance Company)(3)

     (xvii)      Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(5)

     (xviii)     Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04)(6)

     (xix)       Form of Contract Schedule [Series C, L, VA, or XC] 8028-2 (7/04)(6)

     (xx)        Individual Retirement Annuity Endorsement 8023.1 (9/02)(6)

     (xxi)       Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(6)

     (xxii)      401(a)/403(a) Plan Endorsement 8025.1 (9/02)(6)

     (xxiii)     Tax Sheltered Annuity Endorsement 8026.1 (9/02)(6)

     (xxiv)      Simple Individual Retirement Annuity Endorsement 8276 (9/02)(6)

     (xxv)       Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2 (05/05)(7)

     (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05)(7)

     (xxvii)     Form of Three Month Market Entry Rider 8104-1 (05/05)(7)

     (xxviii)    Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05)(8)

     (xxix)      Purchase Payment Credit Rider 8030 (11/00) (9)

     (xxx)       Guaranteed Withdrawal Benefit Endorsement (EGWB) MLIU-GWB (11/05)-E(9)


     (xxxi)      Guaranteed Withdrawal Benefit Rider (GWB) MLIU-690-2 (11/05)(9)


     (xxxii)     Form of Contract Schedule (GMAB) 8028-4 (11/05)(10)

     (xxxiii)    Guaranteed Minimum Accumulation Benefit Rider (GMAB) MLIU-670-1 (11/05)(9)

     (xxxiv)     Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (10)

     (xxxv)      Lifetime Guaranteed Withdrawal Benefit MLIU-690-3 (6/06)(12)

     (xxxvi)     Form of Contract Schedule 8028-5 (6/06)(LGWB) (12)

     (xxxvii)    Fixed Account Rider 8012 (11/00) (13)


     (xxxviii)   Form of Contract Schedule 8028-6 (2/08) (filed herewith)

     (xxxix)     Purchase Payment Credit Rider 8030 (2/08) (filed herewith)


5.   (i)         Form of Variable Annuity Application(2)

     (ii)        Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA(6)

     (iii)       Form of Variable Annuity Application 8029 (1/05) APPAVA-105USAVA(7)

     (iv)        Form of Variable Annuity Application 8029 (4/05) APPAVA-1105USAVA(9)

     (v)         Form of Variable Annuity Application 8029 (1/06) APPVAUSAVA 606(12)


     (vi)        Form of Variable Annuity Application 8600 (9/07) APPUSAI 208 (filed herewith)


6.   (i)         Copy of Restated Articles of Incorporation of the Company(6)

     (ii)        Copy of the Bylaws of the Company(6)

     (iii)       Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79(6)

     (iv)        Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80(6)

     (v)         Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85(6)

     (vi)        Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84(6)

     (vii)       Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94(6)

     (viii)      Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
                 (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00(6)

7.   (i)         Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
                 Insurance Company(4)

     (ii)        Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                 Reassurance Company, Ltd.(4)

8.        (i)    Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
                 Company and Security First Life Insurance Company(3)

          (ii)   Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors
                 Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01)(6)

          (iii)  Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                 Life Insurance Company and MetLife Investors USA Insurance Company (effective July 1, 2004)(11)

          (iv)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                 Securities, Inc. and MetLife Investors USA Insurance Company (effective April 30, 2007)(13)

          (v)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Met Investors
                 Distribution Company and MetLife Investors USA Insurance Company (effective August 31, 2007)
                 (14)

9.               Opinion of Counsel (13)

10.              Consent of Independent Registered Public Accounting Firm (to be filed by amendement)

11.              Not Applicable.

12.              Not Applicable.


13.              Powers of Attorney for Michael K. Farrell, Margaret C. Fechtmann, Susan A. Buffum, Paul A. Sylvester,
                 Richard C. Pearson, Elizabeth M. Forget, George Foulke, Charles V. Curcio, Jay S. Kaduson and
                 Jeffrey A. Tupper (13)


     (1)         incorporated herein by reference to Registrant's Form N-4(File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

     (2)         incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos.
                 333-54464 and 811-03365) filed electronically on March 21, 2001.

     (3)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                 Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

     (4)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                 Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

     (5)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                 Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

     (6)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                 Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

     (7)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                 Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

     (8)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                 Nos. 333-54464 and 811-03365) filed electronically on April 25, 2005.

     (9)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                 Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

     (10)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                 Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

     (11)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                 Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

     (12)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
                 Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

     (13)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
                 Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.


     (14)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
                 Nos. 333-54464) filed electronically on October 31, 2007.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address   Positions and Offices with Depositor
  Michael K. Farrell                  Chairman of the Board, President,
  10 Park Avenue                      Chief Executive Officer and Director
  Morristown, NJ 07962

  Susan A. Buffum                     Director
  10 Park Avenue
  Morristown, NJ 07962

  Charles V. Curcio                   Vice President-Finance
  501 Route 22
  Bridgewater, NJ 08807

  Jay S. Kaduson                      Vice President and Director
  10 Park Avenue
  Morristown, NY 07962

  Margaret C. Fechtmann               Director
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Elizabeth M. Forget                 Executive Vice President and Director
  260 Madison Avenue
  New York, NY 10016

  George Foulke                       Director
  334 Madison Avenue
  Covenant Station, NJ 07961

  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962

  Kevin J. Paulson                    Senior Vice President
  4700 Westown Parkway
  Suite 200
  West Des Moines, IA 50266

  Richard C. Pearson                  Vice President, Associate General Counsel, Secretary
  5 Park Plaza                        and Director
  Suite 1900
  Irvine, CA 92614

  Jeffrey A. Tupper                   Assistant Vice President and Director
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Betty Davis                         Vice President
  1125 17th Street
  Suite 800
  Denver, CO 80202


  Thomas G. Hogan                     Vice President
  400 Atrium Drive
  Somerset, NJ 08873

  Enid M. Reichert                    Vice President
  501 Route 22
  Bridgewater, NJ 08807


  Jonathan L. Rosenthal               Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962

Name and Principal Business Address   Positions and Offices with Depositor
  Christopher A. Kremer               Vice President
  501 Boylston Street
  Boston, MA 02116

  Marian J. Zeldin                    Vice President
  300 Davidson Avenue
  Somerset, NJ 08907

  Karen A. Johnson                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Deron J. Richens                    Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Jeffrey Altman                      Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Roberto Baron                       Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Paul L. LeClair                     Vice President
  501 Boylston Street
  Boston, MA 02116

  Garth A. Bernard                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Gregory E. Illson                   Vice President
  501 Boylston Street
  Boston, MA 02116

  Bennett D. Kleinberg                Vice President
  185 Asylum Street
  Hartford, CT 06103

  Lisa S. Kuklinski                   Vice President
  260 Madison Avenue
  New York, NY 10016

  Jeffrey P. Halperin                 Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Eric T. Steigerwalt                 Treasurer
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Mark S. Reilly                      Vice President
  185 Asylum Street
  Hartford, CT 06103

  Eugene L. Lunman                    Vice President
  185 Asylum Street
  Hartford, CT 06103

  Robert L. Staffier                  Vice President
  501 Boylston Street
  Boston, MA 02116

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF SEPTEMBER 30, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      20. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      21.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        20.   Bond Trust Account A (MA)

        21.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 9% General Partnership interest is held by Metropolitan Asset Management Corporation and 90% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 78.5% Limited Partnership interest is held by Metropolitan Life Insurance Company and 20.5% Limited Partnership interest is held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

            e) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      23.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52.8% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia/Canada)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)

      41. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT) 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    Metropolitan Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

CC.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



     As of October 31, 2007, there were 43,569 qualified contract owners and 26,313 non-qualified contract owners of Series XC contracts. As of October 31, 2007, there were no contract owners of Series XTRA contracts.



ITEM 28. INDEMNIFICATION

     The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

     A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Acocunt Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities
MetLife of CT Separate Account PF II for Variable Annuities

MetLife of CT Separate Account QP for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Separate Account TM for Variable Annuities
MetLife of CT Separate Account TM II for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities
MetLife of CT Separate Account Six for Variable Annuities
MetLife of CT Separate Account Seven for Variable Annuities
MetLife of CT Separate Account Eight for Variable Annuities
MetLife of CT Separate Account Nine for Variable Annuities
MetLife of CT Separate Account Ten for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Variable Life Insurance Separate Account One
MetLife of CT Variable Life Insurance Separate Account Two
MetLife of CT Variable Life Insurance Separate Account Three
Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities
MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
Metropolitan Life Separate Account E
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D

Metropolitan Series Fund, Inc.
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------
Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------------------------
Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Leslie Sutherland                       Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Edward C. Wilson                        Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Myrna F. Solomon                        Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614



Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
260 Madison Avenue
New York, NY 10016

Charles M. Deuth                        Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

     (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------
 MetLife Investors Distribution Company     $285,683,129         $0             $0            $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a)  Registrant

     (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

     (c)  State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
          02110

     (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

     (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

     (f)  MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

     (g)  MetLife, 501 Boylston Street, Boston, MA 02116

     (h)  MetLife, 200 Park Avenue, New York, NY 10166

     (i)  MetLife, 1125 17th Street, Denver, CO 80202

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                REPRESENTATIONS

     MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California on this 16th day of January 2008.

   METLIFE INVESTORS USA SEPARATE
   ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President, Associate General Counsel and Secretary

   METLIFE INVESTORS USA INSURANCE COMPANY
   (Depositor)
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President, Associate General Counsel and Secretary

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on January 16, 2008.

/s/ Michael K. Farrell*            Chairman of the Board, Chief Executive Officer,
--------------------------------   President and Director
Michael K. Farrell

/s/ Charles V. Curcio*             Vice President - Finance (principal financial officer and
--------------------------------   principal accounting officer)
Charles V. Curcio

/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum

/s/ Jay S. Kaduson*                Vice President and Director
--------------------------------
Jay S Kaduson

/s/ Margaret C. Fechtmann*         Director
--------------------------------
Margaret C. Fechtmann

/s/ Elizabeth M. Forget*           Excecutive Vice President and Director
--------------------------------
Elizabeth M. Forget

/s/ George Foulke*                 Director
--------------------------------
George Foulke

/s/ Paul A. Sylvester*             Director
--------------------------------
Paul A. Sylvester

/s/ Richard C. Pearson*            Vice President, Associate General Counsel, Secretary and
--------------------------------   Director
Richard C. Pearson

/s/ Jeffrey A. Tupper*             Assistant Vice President and Director
--------------------------------
Jeffrey A. Tupper

  By:   /s/ Michele H. Abate
        ----------------------------------------
        Michele H. Abate, Attorney-In-Fact
        January 16, 2008

* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File Nos.
     333-54466/811-03365) filed as Exhibit 13 on April 16, 2007.

                                INDEX TO EXHIBITS

4(xxxviii) Form of Contract Schedule

4(xxxix)   Purchase Payment Credit Rider

5(vi)      Form of Variable Annuity Application